UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds

(Exact name of registrant as specified in charter)

5420 W. 61st Place Shawnee Mission, KS 66205

(Address of principal executive offices) (Zip code)

Kent W. Gasaway 5420 W. 61st Place Shawnee Mission, KS 66205

(Name and address of agent for service)

(913) 384-1513

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual *Report*

Buffalo *Funds*

September 30, 2012

    Message to Our Shareholders

A

s the U.S. economy has struggled to grow, housing has been viewed as a critical ingredient to recovery. Recent evidence of improvement off the bottom has been seen, but a substantial change in the momentum of the housing market has yet to be realized. We believe that this is about to change. Housing appears to be poised to be a meaningful contributor to GDP in 2013. However, we fear this improvement will be completely offset by fiscal drag, leaving the economy in roughly the same slow growth mode as today.

To illustrate the importance of the housing market, we need look no further than recent actions of Ben Bernanke and the Federal Reserve. The Fed has pledged to buy $40 billion of mortgage-backed securities monthly on an open-ended basis. Their goal is to keep mortgage rates near record low levels to promote continued mortgage loan refinancing and an acceleration of new and existing home purchases. As the Fed likely sees it, housing is the industry where they believe they can eventually have an impact and move the needle for the economy. Unlike auto sales, which have recovered back to some 85% of pre-recession peak levels, new housing starts are still languishing at less than 40% of the previous peak.

We calculate the GDP impact from continued refinancing is limited. This is due to the fact that many mortgages have already been refinanced, many homeowners cannot qualify for refinancing because of underwater mortgages, and refinancing constrictions such as closing costs and available lenders have made new loans difficult to find. However, in terms of new construction, where starts have fallen from 2.1 million units per year in 2005 to around 730,000 in 2012, a stronger recovery could represent a meaningful boost to GDP. From peak to trough over 2.5 million jobs and over 3.5% of GDP have been lost in the housing sector. As a point of reference, 2012 will mark the fifth consecutive year with housing starts below 1mm units. From 1960 until this current period, there had not been a single year in which starts averaged less than 1 million units per year.

Weighing the factors above, and considering the present affordability of home prices and mortgage rates, we believe that housing could surprise to the upside in the coming 12-18 months. Housing starts could again average 1 million units in 2013. If this were to occur, GDP could be boosted by around 1% from 2012 levels. Construction employment should rise as well. However, due to the potential fiscal drag mentioned above, the U.S. economy will still likely remain in a subpar growth mode. The reversal of the 2% payroll tax cut (which reduced employees share of social security taxes) alone is estimated to cost the economy over $100 billion (or some .75% of GDP). Additionally, a Medicare tax included in the 2010 Obama healthcare legislation will apply a 3.8% tax on investment income for high income earners. Finally, estate taxes will rise and many tax exemptions and deductions will have new limitations. The GDP impact from these other tax changes is impossible to calculate, but arguably will be a net negative for consumers’ disposable income in 2013. In summary, we see more of the same: slower than normal growth, low interest rates, low inflation (as long as unemployment remains elevated) and a stock market that will continue to climb a wall of worry (provided we avoid recession and corporate profit margins remain near record highs).

Sincerely,

Kent W. Gasaway

President

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The Prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-800-49-BUFFALO or visiting www.buffalofunds. com. Read it carefully before investing.

Past performance does not guarantee future results. Mutual fund investing involves risk. Principal loss is possible.

The opinions expressed above are those of the author, are subject to change and are not guaranteed.

The Buffalo Funds are distributed by Quasar Distributors, LLC.

FOR REGISTERED INVESTMENT PROFESSIONAL USE ONLY

    Investment Results

Total Returns as of September 30, 2012 (Unaudited)

			AVERAGE ANNUAL
	GROSS EXPENSE RATIO*	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo China Fund (inception date 12/18/06)	1.80%	-1.56%	10.04%	-11.30%	N/A	-4.42%
MSCI China Free Index	N/A	-1.06%	17.56%	-6.52%	N/A	5.19%
Hang Seng Index	N/A	1.36%	18.46%	-5.15%	N/A	8.58%

Buffalo Discovery Fund (inception date 4/16/01)	1.02%	1.00%	33.93%	5.64%	15.37%	6.84%
Russell 3000 Growth Index	N/A	1.75%	29.35%	3.22%	8.57%	3.64%
Lipper Science & Technology Funds Index	N/A	-3.29%	24.50%	2.40%	10.60%	1.87%

Buffalo Flexible Income Fund (inception date 8/12/94)	1.03%	4.90%	19.86%	4.48%	10.16%	7.37%
S&P 500 Index**	N/A	3.43%	30.20%	1.05%	8.01%	8.50%
Lipper Mixed-Asset Target Allocation Moderate Funds Index	N/A	2.38%	17.09%	1.97%	6.66%	6.88%

Buffalo Growth Fund (inception date 5/19/95)	0.93%	-1.58%	25.83%	3.40%	9.37%	8.98%
Russell 1000 Growth Index	N/A	1.84%	29.19%	3.24%	8.41%	7.21%
Lipper Large Cap Growth Fund index	N/A	-0.26%	27.31%	1.24%	6.93%	6.13%

Buffalo High Yield Fund (inception date 5/19/95)	1.03%	3.22%	14.07%	7.37%	8.15%	7.81%
BofA Merrill Lynch High Yield Master Index II	N/A	6.53%	18.94%	9.07%	10.78%	7.73%
Lipper High Yield Bond Funds Index	N/A	5.71%	18.27%	6.79%	9.19%	6.19%

Buffalo International Fund (inception date 9/28/07)	1.15%	-1.68%	19.01%	-0.76%	N/A	-0.76%
MSCI AC World Index ex USA Net (USD)	N/A	-0.77%	14.48%	-4.12%	N/A	-4.11%
Lipper International Funds Index	N/A	-0.27%	17.10%	-4.25%	N/A	-4.24%

Buffalo Large Cap Fund (inception date 5/19/95)	0.97%	-3.01%	21.18%	0.64%	7.50%	7.62%
Russell 1000 Growth Index	N/A	1.84%	29.19%	3.24%	8.41%	7.21%
Lipper Large-Cap Growth Funds Index	N/A	-0.26%	27.31%	1.24%	6.93%	6.13%

Buffalo Micro Cap Fund (inception date 5/21/04)	1.52%	7.86%	50.72%	3.11%	N/A	5.93%
Russell Microcap Growth Index	N/A	2.14%	34.59%	0.41%	N/A	3.85%
Lipper Micro-Cap Funds Index	N/A	1.11%	31.91%	0.77%	N/A	5.41%

Buffalo Mid Cap Fund (inception date 12/17/01)	1.02%	-5.57%	19.66%	1.73%	10.75%	6.56%
Russell Midcap Growth Index	N/A	-0.56%	26.69%	2.54%	11.11%	6.30%
Lipper Mid-Cap Growth Funds Index	N/A	-2.20%	24.04%	1.33%	9.82%	5.48%

Buffalo Small Cap Fund (inception date 4/14/98)	1.00%	2.84%	38.89%	3.16%	11.74%	11.61%
Russell 2000 Growth Index	N/A	0.71%	31.18%	2.96%	10.55%	3.31%
Lipper Small-Cap Growth Funds Index	N/A	0.58%	29.61%	1.54%	9.13%	4.54%

*	As reported in the Funds’ Prospectus dated June 29, 2012
**

The Buffalo Flexible Income Fund replaced the Bank of America Merrill Lynch U.S. High Yield Master II Index® with the S&P 500® Index as the primary benchmark index of the Fund to more accurately represent the Fund’s investment approach.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current of the most recent month-end may be obtained by calling 1-800-49-BUFFALO or by visiting the website at www.buffalofunds.com.
The Buffalo Flexible Income, International, China, Large Cap, Mid Cap, Discovery and Growth Funds impose a 2.00% redemption fee on shares held for less than 60 days and the Buffalo High Yield, Micro Cap and Small Cap Funds impose a 2.00% redemption fee on shares held less than 180 days.

The Funds’ returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the Funds’ fees and expenses; however, applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The MSCI China Free Index is a capitalization weighted index that measures the performance of stocks from the country of China. The Hang Seng Index is a free-float capitalization-weighted index of selection of companies from the Stock Exchange of Hong Kong. The components of the index are divided into four subindexes: Commerce and Industry, Finance, Utilities, and Properties. The index was developed with a base level of 100 as of July 31, 1964. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an average of funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. BofA Merrill Lynch High Yield Master Index II tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The MSCI AC World (ex U.S.) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The Lipper International Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper International classifications. The Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Micro-Cap Funds Index is an unmanaged equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Micro-Cap classification. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification.

Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, debt, lower- or non-rated securities and smaller companies.

    Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (including redemption fees) and (2) ongoing costs, including management fees and other Fund specific expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/12 – 9/30/12). This information is unaudited.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Flexible Income, China, International, Large Cap, Mid Cap, Discovery and Growth Funds within 60 days of purchase. The Buffalo High Yield, Micro Cap and Small Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples below. The examples below include management fees, registration fees and other expenses. However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BUFFALO CHINA FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$984.40	$9.25
Hypothetical (5% return before expenses)	$1,000.00	$1,006.47	$9.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO DISCOVERY FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$1,010.00	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO FLEXIBLE INCOME FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$1,049.00	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO GROWTH FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$984.20	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$4.65

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO HIGH YIELD FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$1,032.20	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$983.20	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,014.17	$5.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO LARGE CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$969.90	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$4.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO MICRO CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$1,078.60	$7.82
Hypothetical (5% return before expenses)	$1,000.00	$1,010.07	$7.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO MID CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$944.30	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO SMALL CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2012	ENDING ACCOUNT VALUE SEPTEMBER 30, 2012	EXPENSES PAID DURING PERIOD APRIL 1, 2012 - SEPTEMBER 30, 2012*
Actual	$1,000.00	$1,028.40	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,015.07	$5.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

    Allocation of Portfolio Holdings

Percentages represent market value as a percentage of total investments as of September 30, 2012 (Unaudited)

BUFFALO CHINA FUND

Financials	23.20%
Energy	17.25%
Utilities	13.15%
Consumer Discretionary	9.70%
Information Technology	9.66%
Consumer Staples	9.33%
Short-Term Investments	9.30%
Health Care	8.41%

100.00%

BUFFALO DISCOVERY FUND

Information Technology	47.55%
Health Care	25.45%
Industrial	7.51%
Energy	5.43%
Short-Term Investments	5.27%
Materials	3.60%
Consumer Discretionary	2.58%
Financials	1.33%
Consumer Staples	1.28%

100.00%

BUFFALO FLEXIBLE INCOME FUND

Common Stocks	48.29%
Corporate Bonds	24.40%
Short-Term Investments	23.81%
Convertible Bonds	3.32%
REITS	0.18%

100.00%

BUFFALO GROWTH FUND

Information Technology	34.34%
Health Care	14.89%
Consumer Discretionary	14.45%
Industrials	10.88%
Financials	8.29%
Energy	6.71%
Materials	5.05%
Short-Term Investments	3.20%
Consumer Staples	2.19%

100.00%

BUFFALO HIGH YIELD FUND

Corporate Bonds	59.87%
Short-Term Investments	25.08%
Convertible Bonds	8.44%
Common Stocks	2.73%
Preffered Stocks	2.11%
Convertible Preferred Stocks	1.77%

100.00%

BUFFALO INTERNATIONAL FUND

Europe	63.69%
Asia	16.70%
The Americas	14.47%
Short-Term Investments	4.15%
Middle East	0.99%

100.00%

BUFFALO LARGE CAP FUND

Information Technology	28.06%
Health Care	17.61%
Consumer Discretionary	15.98%
Financials	11.99%
Industrials	10.56%
Energy	6.21%
Short-Term Investments	4.74%
Materials	3.08%
Consumer Staples	1.77%

100.00%

BUFFALO MICRO CAP FUND

Information Technology	45.18%
Health Care	17.20%
Industrials	12.43%
Short-Term Investments	9.85%
Consumer Discretionary	7.10%
Financials	3.92%
Consumer Staples	1.77%
Materials	1.37%
Telecommunication Services	1.18%

100.00%

BUFFALO MID CAP FUND

Information Technology	31.11%
Consumer Discretionary	25.23%
Financials	15.73%
Health Care	10.99%
Industrials	9.53%
Short-Term Investments	2.78%
Materials	2.28%
Consumer Staples	1.29%
Energy	1.06%

100.00%

BUFFALO SMALL CAP FUND

Information Technology	35.15%
Industrials	14.83%
Consumer Discretionary	13.86%
Health Care	13.71%
Financials	11.23%
Short-Term Investments	6.80%
Consumer Staples	2.28%
Energy	2.14%

100.00%

    Buffalo China Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 79.85%
CONSUMER DISCRETIONARY — 8.54%
	Automobiles — 7.48%
496,000	Dongfeng Motor Group Co. Ltd. — Class H	$576,372
370,000	Great Wall Motor Company Ltd. — Class H	970,734

		1,547,106

	Specialty Retail — 1.06%
146,410	Lentuo International Inc. — ADR(a)	219,615
	Total Consumer Discretionary (Cost $2,323,379)	1,766,721

CONSUMER STAPLES — 8.21%
	Food Products — 4.29%
348,000	Biostime International Holdings Ltd.	887,553

	Personal Products — 3.92%
2,526,000	Prince Frog International Holdings Ltd.	810,252
	Total Consumer Staples (Cost $1,607,204)	1,697,805

ENERGY — 15.20%
	Oil, Gas & Consumable Fuels — 15.20%
362,000	China Petroleum & Chemical Corp. — Class H	335,786
410,000	CNOOC Ltd.	832,439
660,000	Kunlun Energy Company Ltd.	1,150,827
636,000	PetroChina Company Ltd.	822,236
	Total Energy (Cost $2,399,329)	3,141,288

FINANCIALS — 20.42%
	Commercial Banks — 1.22%
80,000	BOC Hong Kong Holdings Ltd.	253,008

	Insurance — 19.20%
325,000	AIA Group Ltd.	1,204,266
12,000	China Life Insurance Co., Ltd — ADR	520,440
415,000	China Life Insurance Co., Ltd. — Class H	1,194,598
801,800	PICC Property and Casuality Co. Ltd. — Class H(a)	976,913
10,000	Ping An Insurance (Group) Co. of China Ltd. — Class H	74,817

		3,971,034
	Total Financials (Cost $4,285,660)	4,224,042

HEALTH CARE — 7.41%
	Biotechnology — 2.95%
46,900	3SBio, Inc. — ADR(a)	609,231

	Health Care Equipment & Supplies — 2.19%
943,000	Trauson Holdings Co Ltd.	452,906

	Healthcare Providers & Services — 0.34%
18,642	Concord Medical Services Holdings Ltd — ADR	69,908

	Pharmaceuticals — 1.93%
736,000	Sihuan Pharmaceutical Holdings Group Ltd.(a)(b)	267,132
360,000	Sino Biopharmaceutical	132,208

		399,340
	Total Health Care (Cost $1,397,943)	1,531,385

    Buffalo China Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY — 8.50%
	Communications Equipment — 1.18%
68,000	AAC Technologies Holdings Inc.	$244,494

	Internet Software & Services — 7.32%
46,000	21Vianet Group Inc. — ADR(a)	531,760
29,000	Tencent Holdings Ltd.	981,815

		1,513,575
	Total Information Technology (Cost $1,484,470)	1,758,069

UTILITIES — 11.57%
	Gas Utilities — 3.93%
140,000	China Resources Gas Group Ltd.	285,087
73,000	ENN Energy Holdings Ltd.	306,526
300,000	Towngas China Company Ltd.	221,877

		813,490

	Independent Power Producers & Energy Traders — 7.64%
240,000	China Resources Power Holdings Company Ltd.	524,902
15,000	Huaneng Power International, Inc. — ADR	448,950
800,000	Huaneng Power International, Inc. — Class H	606,532

		1,580,384
	Total Utilities (Cost $2,068,171)	2,393,874

TOTAL COMMON STOCKS		16,513,184
(COST $15,566,156)

SHORT TERM INVESTMENT — 8.19%
INVESTMENT COMPANY — 8.19%
1,692,995	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	1,692,995
	Total Investment Company	1,692,995

TOTAL SHORT TERM INVESTMENT		1,692,995
(COST $1,692,995)

TOTAL INVESTMENTS — 88.04%		18,206,179
(COST ($17,259,151)

Other Assets in Excess of Liabilities — 11.96%		2,472,606

TOTAL NET ASSETS — 100.00%		$20,678,785

ADR — American Depositary Receipt

(a)	Non Income Producing
(b)

Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of these securities amounted to $267,132 (1.29% of net assets) at September 30, 2012. Please see Note 7 for details on affiliate transactions.

(c)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

As of September 30, 2012, the country diversification was as follows:

	FAIR VALUE	PERCENTAGE
China	$12,741,010	61.61%
Hong Kong	3,772,174	18.24%

Total Common Stock and Warrants	16,513,184	79.85%
Total Short Term Investment	1,692,995	8.19%

Total Investments	18,206,179	88.04%
Other Assets in Excess of Liabilities	2,472,606	11.96%

TOTAL NET ASSETS	$20,678,785	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Discovery Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 96.95%
CONSUMER DISCRETIONARY — 2.64%
	Auto Components — 1.28%
83,900	BorgWarner, Inc.(a)	$5,798,329

	Media — 1.36%
560,600	Pandora Media Inc.(a)	6,138,570
	Total Consumer Discretionary (Cost $11,353,869)	11,936,899

CONSUMER STAPLES — 1.32%
	Personal Products — 1.32%
125,500	Herbalife Ltd(b)	5,948,700
	Total Consumer Staples (Cost $6,619,574)	5,948,700

ENERGY — 5.56%
	Energy Equipment & Services — 5.56%
215,100	Baker Hughes, Inc.	9,728,973
318,600	Forum Energy Technologies Inc.(a)	7,748,352
105,825	Schlumberger Ltd.(b)	7,654,322
	Total Energy (Cost $21,544,116)	25,131,647

FINANCIALS — 1.36%
	Capital Markets — 1.36%
257,800	Financial Engines Inc.(a)	6,143,374
	Total Financials (Cost $5,021,156)	6,143,374

HEALTH CARE — 26.04%
	Biotechnology — 1.90%
129,500	Gilead Sciences, Inc.(a)	8,589,735

	Health Care Equipment & Services — 0.26%
61,900	Quidel Corp.(a)	1,171,767

	Health Care Equipment & Supplies — 4.47%
336,913	Align Technology, Inc.(a)	12,455,674
128,900	Baxter International Inc.	7,767,514

		20,223,188

	Health Care Providers & Services — 1.25%
235,100	HealthSouth Corp.(a)	5,656,506

	Health Care Technology — 2.57%
41,950	athenahealth Inc.(a)	3,849,752
139,700	Computer Programs and Systems, Inc.	7,760,335

		11,610,087

	Life Sciences Tools & Services — 5.32%
174,800	Agilent Technologies, Inc.	6,721,060
205,100	Charles River Laboratories International, Inc.(a)	8,121,960
114,400	Illumina, Inc.(a)	5,514,080
51,200	Techne Corp.	3,683,328

		24,040,428

	Pharmaceuticals — 10.27%
599,700	Akorn, Inc.(a)	7,928,034
79,100	Allergan, Inc.	7,243,978
145,600	Eli Lilly & Co.	6,902,896

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
184,300	Forest Laboratories, Inc.(a)	$6,562,923
375,200	Hospira, Inc.(a)	12,314,063
405,000	Warner Chilcott PLC — Class A(b)	5,467,500

		46,419,394
	Total Health Care (Cost $97,085,908)	117,711,105

INDUSTRIALS — 7.68%
	Aerospace & Defense — 2.11%
280,200	Ceradyne, Inc.	6,845,286
113,700	Hexcel Corp.(a)	2,731,074

		9,576,360

	Construction & Engineering — 1.62%
296,000	Quanta Services, Inc.(a)	7,311,200

	Electrical Equipment — 1.50%
61,500	Roper Industries, Inc.	6,758,235

	Machinery — 1.41%
86,100	Chart Industries, Inc.(a)	6,358,485

	Professional Services — 1.04%
98,700	Advisory Board Co.(a)	4,720,821
	Total Industrials (Cost $26,668,153)	34,725,101

INFORMATION TECHNOLOGY — 48.66%
	Communications Equipment — 10.03%
595,600	ADTRAN, Inc.	10,291,968
276,107	Aruba Networks Inc.(a)	6,208,266
48,300	F5 Networks, Inc.(a)	5,057,010
569,600	Juniper Networks, Inc.(a)	9,745,856
113,000	Motorola Solutions, Inc.	5,712,150
133,300	QUALCOMM Inc.	8,329,917

		45,345,167

	Computers & Peripherals — 7.52%
23,900	Apple Inc.	15,947,514
323,500	EMC Corp.(a)	8,821,845
280,900	NetApp, Inc.(a)	9,235,992

		34,005,351

	Electronic Equipment, Instruments & Components — 2.69%
74,000	Dolby Laboratories, Inc. — Class A(a)	2,423,500
75,800	FARO Technologies, Inc.(a)	3,132,056
262,900	National Instruments Corp.	6,617,193

		12,172,749

	Internet Software & Services — 8.84%
240,900	Akamai Technologies, Inc.(a)	9,216,834
342,200	Ancestry.com, Inc.(a)	10,293,376
19,200	Equinix, Inc.(a)	3,956,160
243,000	Facebook Inc.(a)	5,260,950
9,000	Google Inc. — Class A(a)	6,790,500
309,000	Millennial Media Inc.(a)	4,434,150

		39,951,970

    Buffalo Discovery Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	IT Services — 2.28%
193,966	NeuStar, Inc.(a)	$7,764,459
247,700	ServiceSource International Inc.(a)	2,541,402

		10,305,861

	Semiconductors & Semiconductor Equipment — 4.24%
481,800	Applied Materials, Inc.	5,379,297
245,400	Broadcom Corp. — Class A	8,485,932
210,400	Semtech Corp.(a)	5,291,560

		19,156,789

	Software — 13.06%
184,300	ACI Worldwide, Inc.(a)	7,788,518
54,700	ANSYS, Inc.(a)	4,014,980
120,800	Broadsoft Inc.(a)	4,955,216
204,700	Check Point Software Technologies Ltd.(a)(b)	9,858,352
65,300	Citrix Systems, Inc.(a)	5,000,021
432,900	Electronic Arts Inc.(a)	5,493,501
287,800	Fortinet Inc.(a)	6,947,492
135,000	MICROS Systems, Inc.(a)	6,631,200
264,500	Oracle Corp.	8,329,106

		59,018,386
	Total Information Technology (Cost $189,604,648)	219,956,273

MATERIALS — 3.69%
	Chemicals — 3.69%
111,600	FMC Corp.	6,180,408
115,200	Monsanto Co.	10,485,504
	Total Materials (Cost $10,687,797)	16,665,912

TOTAL COMMON STOCKS		438,219,011
(COST $368,585,221)

SHORT TERM INVESTMENT — 5.39%
INVESTMENT COMPANY — 5.39%
24,368,506	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	24,368,506
	Total Investment Company	24,368,506

TOTAL SHORT TERM INVESTMENT		24,368,506
(COST $24,368,506)

TOTAL INVESTMENTS — 102.34%		462,587,517
(COST ($392,953,727)

Liabilities in Excess of Other Assets — (2.34)%		(10,564,631)

TOTAL NET ASSETS — 100.00%		$452,022,886

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $28,928,874 (6.40% of net assets) at September 30, 2012.
(c)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 49.13%
CONSUMER DISCRETIONARY — 1.70%
	Hotels, Restaurants & Leisure — 1.70%
50,000	International Game Technology	$654,500
104,200	McDonald’s Corp.	9,560,350
	Total Consumer Discretionary (Cost $9,570,800)	10,214,850

CONSUMER STAPLES — 10.46%
	Beverages — 2.55%
120,000	The Coca Cola Co.	4,551,600
15,000	Diageo plc — ADR(e)	1,690,950
100,000	Dr. Pepper Snapple Group, Inc.	4,453,000
65,000	PepsiCo, Inc.	4,600,050

		15,295,600

	Food & Staples Retailing — 1.53%
40,000	Costco Wholesale Corp.	4,005,000
95,000	Sysco Corp.	2,970,650
30,000	Wal-Mart Stores, Inc.	2,214,000

		9,189,650

	Food Products — 3.56%
100,000	Campbell Soup Co.	3,482,000
100,000	ConAgra Foods, Inc.	2,759,000
170,000	General Mills, Inc.	6,774,500
30,000	H.J. Heinz Co.	1,678,500
50,000	Kellogg Co.	2,583,000
100,000	Kraft Foods Inc. — Class A	4,135,000

		21,412,000

	Household Products — 2.82%
75,000	The Clorox Co.	5,403,750
15,000	Colgate-Palmolive Co.	1,608,300
35,000	Kimberly-Clark Corp.	3,002,300
100,000	The Procter & Gamble Co.(d)	6,936,000

		16,950,350
	Total Consumer Staples (Cost $50,241,486)	62,847,600

ENERGY — 13.93%
	Energy Equipment & Services — 3.06%
173,000	Baker Hughes, Inc.(d)	7,824,790
140,000	Patterson-UTI Energy, Inc.(d)	2,217,600
95,000	Schlumberger Ltd.(e)	6,871,350
30,000	Tidewater Inc.	1,455,900

		18,369,640

	Oil, Gas & Consumable Fuels — 10.87%
120,000	BP, plc — ADR(e)	5,083,200
70,000	Chevron Corp.	8,159,200
110,000	ConocoPhillips	6,289,800
125,000	EQT Midstream Partners LP(a)	3,600,000
100,000	Exxon Mobil Corp.	9,145,000
30,000	Hess Corp.	1,611,600
100,000	HollyFrontier Corp.	4,127,000
50,000	Kinder Morgan Inc.	1,776,000
80,000	Marathon Oil Corp.	2,365,600

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

ENERGY (Continued)
35,000	Marathon Petroleum Corp.	$1,910,650
60,000	NuStar Energy L.P.	3,052,800
50,000	Phillips 66	2,318,500
125,000	Royal Dutch Shell PLC — ADR(d)(e)	8,676,250
300,100	Susser Petroleum Partners LP(a)	7,199,399

		65,314,999
	Total Energy (Cost $64,860,362)	83,684,639

FINANCIALS — 1.84%
	Capital Markets — 0.10%
13,000	Northern Trust Corp.	603,395

	Insurance — 1.74%
110,000	The Allstate Corp.	4,357,100
60,000	Chubb Corp.	4,576,800
40,000	Cincinnati Financial Corp.	1,515,600

		10,449,500
	Total Financials (Cost $7,431,898)	11,052,895

HEALTH CARE — 5.99%
	Health Care Equipment & Supplies — 1.00%
100,000	Baxter International, Inc.	6,026,000

	Pharmaceuticals — 4.99%
70,000	Abbott Laboratories	4,799,200
50,000	Eli Lilly & Co.	2,370,500
60,000	GlaxoSmithKline, PLC — ADR(e)	2,774,400
155,000	Johnson & Johnson(d)	10,681,050
97,500	Merck & Co., Inc.	4,397,250
200,000	Pfizer, Inc.	4,970,000

		29,992,400
	Total Health Care (Cost $29,680,000)	36,018,400

INDUSTRIALS — 5.81%
	Aerospace & Defense — 1.47%
125,000	The Boeing Co.(d)	8,702,500
10,000	Exelis Inc.	103,400

		8,805,900

	Commercial Services & Supplies — 1.79%
420,000	Pitney Bowes, Inc.(d)	5,804,400
155,000	Waste Management Inc.	4,972,400

		10,776,800

	Industrial Conglomerates — 2.21%
20,800	3M Co.	1,922,336
500,000	General Electric Co.(d)	11,355,000

		13,277,336

	Machinery — 0.15%
15,000	Illinois Tool Works Inc.	892,050

	Road & Rail — 0.19%
55,000	CSX Corp.	1,141,250
	Total Industrials (Cost $33,142,449)	34,893,336

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY — 4.98%
	Communications Equipment — 0.48%
152,000	Cisco Systems, Inc.	$2,901,680

	IT Services — 1.14%
33,000	International Business Machines Corp. (IBM)(d)	6,845,850

	Semiconductors & Semiconductor Equipment — 1.87%
400,000	Applied Materials, Inc.(d)	4,466,000
300,000	Intel Corp.(d)	6,804,000

		11,270,000

	Software — 1.49%
300,000	Microsoft Corp.	8,934,000
	Total Information Technology (Cost $28,791,406)	29,951,530

MATERIALS — 3.62%
	Chemicals — 1.36%
175,000	The Dow Chemical Co.(d)	5,068,000
61,600	E.I. du Pont de Nemours & Co.	3,096,632

		8,164,632

	Metals & Mining — 2.26%
243,000	Newmont Mining Corp.(d)	13,610,430
	Total Materials (Cost $20,063,900)	21,775,062

TELECOMMUNICATION SERVICES — 0.17%
	Diversified Telecommunication Services — 0.17%
25,000	CenturyLink Inc.	1,010,000
	Total Telecommunication Services (Cost $903,834)	1,010,000

UTILITIES — 0.63%
	Gas Utilities — 0.40%
118,000	Questar Corp.	2,398,940

	Multi-Utilities — 0.23%
25,000	OGE Energy Corp.	1,386,500
	Total Utilities (Cost $3,093,293)	3,785,440

TOTAL COMMON STOCKS		295,233,752
(COST $247,779,478)

REITS — 0.18%
FINANCIALS — 0.18%
	Real Estate Investment Trusts (REITs) — 0.18%
25,000	Plum Creek Timber Co, Inc.	1,096,000
	Total Financials (Cost $938,063)	1,096,000

TOTAL REITS		1,096,000
(COST $938,063)

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

CONVERTIBLE BONDS — 3.38%
CONSUMER DISCRETIONARY — 0.79%
	Media — 0.79%
$4,800,000	Live Nation Entertainment Inc. 2.875%, 07/15/2027	$4,734,000
	Total Consumer Discretionary (Cost $4,519,902)	4,734,000

INFORMATION TECHNOLOGY — 1.16%
	Software — 1.16%
7,000,000	Rovi Corp. 2.625%, 02/15/2040	6,960,625
	Total Information Technology (Cost $6,924,297)	6,960,625

MATERIALS — 1.43%
	Metals & Mining — 1.43%
7,500,000	Molycorp Inc. 6.000%, 09/01/2017	8,639,063
	Total Materials (Cost $7,500,001)	8,639,063

TOTAL CONVERTIBLE BONDS		20,333,688
(COST $18,944,200)

CORPORATE BONDS — 24.82%
CONSUMER DISCRETIONARY — 4.98%
	Hotels, Restaurants & Leisure — 0.59%
125,000	Ameristar Casinos, Inc. 7.500%, 04/15/2021 (Acquired 04/19/2012, Cost $128,659)(b)(c)	135,000
3,400,000	Gaylord Entertainment Co. 6.750%, 11/15/2014	3,412,750

		3,547,750

	Leisure Equipment & Products — 0.38%
2,200,000	Brunswick Corp. 7.375%, 09/01/2023	2,282,500

	Media — 3.40%
9,500,000	Lions Gate Entertainment Inc.: 10.250%, 11/01/2016(e)	10,616,250
2,500,000	4.000%, 01/11/2017(f)(e)	3,890,625
1,500,000	Live Nation Entertainment Inc. 7.000%, 09/01/2020 (Acquired 08/15/2012, Cost $1,509,375)(b)(c)	1,567,500
3,500,000	MDC Partners Inc. 11.000%, 11/01/2016(e)	3,832,500
500,000	Sirius XM Radio, Inc. 5.250%, 08/15/2022 (Acquired Various dates, Cost $500,625)(b)(c)	500,000

		20,406,875

	Specialty Retail — 0.61%
2,500,000	Penske Automotive Group Inc. 5.750%, 10/01/2022 (Acquired 08/14/2012, Cost $2,500,000)(b)(c)	2,575,000
1,000,000	Sonic Automotive, Inc. 9.000%, 03/15/2018	1,097,500

		3,672,500
	Total Consumer Discretionary (Cost $26,938,921)	29,909,625

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER STAPLES — 0.71%
	Food & Staples Retailing — 0.69%
$ 4,000,000	The Pantry, Inc. 8.375%, 08/01/2020 (Acquired 07/25/2012, Cost $4,015,000)(b)(c)	$4,110,000

	Food Products — 0.02%
125,000	Post Holdings, Inc. 7.375%, 02/15/2022 (Acquired 01/27/2012, Cost $125,000)(b)(c)	133,438
	Total Consumer Staples (Cost $4,140,000)	4,243,438

ENERGY — 5.62%
	Energy Equipment & Services — 0.69%
3,500,000	Heckmann Corp. 9.875%, 04/15/2018	3,613,750
	Hornbeck Offshore Services, Inc.:
350,000	8.000%, 09/01/2017	378,438
150,000	5.875%, 04/01/2020	153,375

		4,145,563

	Oil, Gas & Consumable Fuels — 4.93%
2,500,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co. 8.250%, 12/15/2017	2,731,250
600,000	Frontier Oil Corp. 6.875%, 11/15/2018	642,000
5,470,000	Goodrich Petroleum Corp. 8.875%, 03/15/2019	5,319,575
4,500,000	Kodiak Oil & Gas Corp. 8.125%, 12/01/2019 (Acquired Various dates, Cost $4,707,392)(b)(c)(e)	4,775,625
5,000,000	Swift Energy Co. 7.125%, 06/01/2017	5,200,000
10,000,000	United Refining Co. 10.500%, 02/28/2018	11,024,999

		29,693,449
	Total Energy (Cost $31,847,161)	33,839,012

FINANCIALS — 0.18%
	Capital Markets — 0.18%
40,000	Stifel Financial Corp. Senior Note 6.700%, 01/15/2022(a)	1,058,600
	Total Financials (Cost $1,002,400)	1,058,600

HEALTH CARE — 2.43%
	Health Care Providers & Services — 1.83%
3,000,000	Acadia Healthcare Co., Inc. 12.875%, 11/01/2018	3,532,500
300,000	CHS/Community Health Systems Inc. 7.125%, 07/15/2020	320,438
6,825,000	Examworks Group, Inc. 9.000%, 07/15/2019	7,132,125

		10,985,063

	Health Care Equipment & Supplies — 0.02%
100,000	Hologic, Inc. 6.250%, 08/01/2020 (Acquired 07/19/2012, Cost $100,000)(b)(c)	106,500

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Pharmaceuticals — 0.58%
$ 3,250,000	Warner Chilcott Corp. 7.750%, 09/15/2018(e)	$3,485,625
	Total Health Care (Cost $13,078,792)	14,577,188

INDUSTRIALS — 5.09%
	Aerospace & Defense — 0.81%
4,500,000	Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/2017	4,882,500

	Commercial Services & Supplies — 1.31%
3,185,000	American Reprographics Co. 10.500%, 12/15/2016	3,360,175
150,000	Clean Harbors, Inc. 5.250%, 08/01/2020(b)	155,250
4,000,000	R. R. Donnelley & Sons Co. 8.600%, 08/15/2016	4,359,999

		7,875,424

	Construction & Engineering — 0.71%
4,200,000	Tutor Perini Corp. 7.625%, 11/01/2018	4,273,500

	Electrical Equipment — 0.72%
4,000,000	Polypore International, Inc. 7.500%, 11/15/2017	4,330,000

	Machinery — 0.53%
3,100,000	Mueller Water Products Inc. 7.375%, 06/01/2017	3,193,000

	Road & Rail — 1.01%
2,000,000	Kansas City Southern de Mexico SA de CV 8.000%, 02/01/2018(e)	2,250,000
3,500,000	Quality Distribution LLC/QD Capital Corp. 9.875%, 11/01/2018	3,832,500

		6,082,500
	Total Industrials (Cost $29,287,396)	30,636,924

INFORMATION TECHNOLOGY — 3.02%
	Electronic Equipment, Instruments & Components — 0.95%
5,625,000	Kemet Corp. 10.500%, 05/01/2018	5,737,500

	IT Services — 1.45%
5,000,000	iGATE Corp. 9.000%, 05/01/2016	5,512,500
3,000,000	Lender Processing Services, Inc. 8.125%, 07/01/2016	3,150,000

		8,662,500

	Software — 0.62%
3,500,000	Audatex North America, Inc. 6.750%, 06/15/2018 (Acquired various dates, Cost $3,545,653)(b)(c)	3,753,750
	Total Information Technology (Cost $17,768,755)	18,153,750

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS — 2.35%
	Chemicals — 0.33%
$ 1,901,000	American Pacific Corp. 9.000%, 02/01/2015	$1,954,133

	Metals & Mining — 2.02%
12,000,000	Alpha Natural Resources, Inc. 9.750%, 04/15/2018	11,875,080
250,000	Steel Dynamics, Inc. 6.125%, 08/15/2019 (Acquired 08/02/2012, Cost $250,000)(b)(c)	261,250

		12,136,330
	Total Materials (Cost $14,038,356)	14,090,463

TELECOMMUNICATION SERVICES — 0.44%
	Diversified Telecommunications — 0.44%
2,500,000	Consolidated Communications Finance Co. 10.875%, 06/01/2020 (Acquired 08/07/2012, Cost $2,707,988)(b)(c)	2,650,000
	Total Telecommunication Services (Cost $2,707,988)	2,650,000

TOTAL CORPORATE BONDS		149,159,000
(COST $140,809,769)

SHORT TERM INVESTMENTS — 24.22%
INVESTMENT COMPANY — 24.22%
57,737,804	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(g)	57,737,804
30,083,967	SEI Daily Income Treasury II — Class B — 0.01%(g)	30,083,967
57,726,580	The STIT-Treasury Portfolio — 0.02%(g)	57,726,580
	Total Investment Company	145,548,351

TOTAL SHORT TERM INVESTMENTS		145,548,351
(COST $145,548,351)

TOTAL INVESTMENTS — 101.73%		611,370,791
(COST $554,019,861)

Liabilities in Excess of Other Assets — (1.73)%		(10,424,115)

TOTAL NET ASSETS — 100.00%		$600,946,676

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	144A Securities. The total value of these securities amounted to $20,723,313 (3.45% of net assets) at September 30, 2012.
(c)	Restricted security deemed liquid. The total value of restricted securities is $20,568,063 (3.42% of net assets) at September 30, 2012.
(d)	Portions of these Investments are segregated as collateral
(e)	Foreign Issued Security. The total value of these securities amounted to $53,946,775 (8.98% of net assets) at September 30, 2012.
(f)	Illiquid Security. The total value of these securities amounted to $3,890,625 (0.65% of net assets) at September 30, 2012.
(g)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

    Buffalo Flexible Income Fund

SCHEDULE OF OPTIONS WRITTEN

September 30, 2012 (Unaudited)

CONTRACTS		VALUE

CALL OPTIONS
245	Applied Materials, Inc. Expiration: October 2012, Exercise Price: $13.00	$122
600	Baker Hughes, Inc. Expiration: November 2012, Exercise Price: $50.00	27,000
300	The Boeing Co.: Expiration: November 2012, Exercise Price: $82.50	1,950
100	Expiration: November 2012, Exercise Price: $80.00	1,200
600	The Dow Chemical Co. Expiration: December 2012, Exercise Price: $33.00	11,400
1,000	General Electric Co. Expiration: December 2012, Exercise Price: $22.00	125,000
1,000	Intel Corp. Expiration: October 2012, Exercise Price: $27.00	1,000
50	International Business Machines Corp. (IBM) Expiration: October 2012, Exercise Price: $200.00	44,750
50	Johnson & Johnson Expiration: October 2012, Exercise Price: $70.00	1,750
100	Newmont Mining Corp. Expiration: October 2012, Exercise Price: $60.00	3,400
153	Patterson-UTI Energy, Inc.: Expiration: October 2012, Exercise Price: $18.00	765
200	Expiration: November 2012, Exercise Price: $18.00	5,000
1,126	Pitney Bowes, Inc. Expiration: November 2012, Exercise Price: $15.00	16,890
200	The Procter & Gamble Co. Expiration: October 2012, Exercise Price: $65.00	89,000
140	Royal Dutch Shell PLC Expiration: November 2012, Exercise Price: $75.00	1,050
	Total Written Option (Premium received $272,464)	$330,277

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 98.58%
CONSUMER DISCRETIONARY — 14.72%
	Auto Components — 2.68%
330,700	Gentex Corp.	$5,625,207
283,300	Johnson Controls, Inc.	7,762,420

		13,387,627

	Hotels, Restaurants & Leisure — 4.14%
104,100	McDonald’s Corp.	9,551,175
123,000	Starwood Hotels & Resorts Worldwide, Inc.	7,129,080
60,700	Yum! Brands, Inc.	4,026,838

		20,707,093

	Household Durables — 2.29%
248,200	Harman International Industries, Inc.	11,456,912

	Textiles, Apparel & Luxury Goods — 5.61%
128,200	Coach, Inc.	7,181,764
70,100	NIKE, Inc.	6,653,191
42,100	Ralph Lauren Corp.	6,366,783
141,000	Under Armour, Inc. — Class A(a)	7,872,030

		28,073,768
	Total Consumer Discretionary (Cost $68,580,802)	73,625,400

CONSUMER STAPLES — 2.23%
	Beverages — 2.23%
294,400	The Coca Cola Co.	11,166,592
	Total Consumer Staples (Cost $9,744,907)	11,166,592

ENERGY — 6.84%
	Energy Equipment & Services — 6.84%
260,100	Baker Hughes, Inc.	11,764,323
213,700	Lufkin Industries, Inc.	11,501,334
151,100	Schlumberger Ltd.(b)	10,929,063
	Total Energy (Cost $40,290,900)	34,194,720

FINANCIALS — 8.44%
	Capital Markets — 4.96%
51,600	Affiliated Managers Group, Inc.(a)	6,346,800
64,900	The Goldman Sachs Group, Inc.	7,377,832
239,100	Northern Trust Corp.	11,097,827

		24,822,459

	Diversified Financial Services — 3.48%
266,000	JPMorgan Chase & Co.	10,767,680
185,400	MSCI, Inc.(a)	6,635,466

		17,403,146
	Total Financials (Cost $38,340,713)	42,225,605

HEALTH CARE — 15.16%
	Health Care Equipment & Supplies — 5.28%
296,400	Align Technology, Inc.(a)	10,957,908
158,700	Baxter International, Inc.	9,563,262
73,400	Haemonetics Corp.(a)	5,886,680

		26,407,850

    Buffalo Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Life Sciences Tools & Services — 3.20%
232,200	Agilent Technologies, Inc.	$8,928,090
179,300	Charles River Laboratories International, Inc.(a)	7,100,280

		16,028,370

	Pharmaceuticals — 6.68%
171,200	Abbott Laboratories	11,737,472
93,300	Allergan, Inc.	8,544,414
173,500	Eli Lilly & Co.	8,225,635
70,700	Johnson & Johnson	4,871,937

		33,379,458
	Total Health Care (Cost $56,548,007)	75,815,678

INDUSTRIALS — 11.08%
	Aerospace & Defense — 2.28%
163,600	The Boeing Co.	11,389,832

	Air Freight & Logistics — 1.08%
64,000	FedEx Corp.	5,415,680

	Electrical Equipment — 2.05%
212,700	Emerson Electric Co.	10,267,029

	Industrial Conglomerates — 3.24%
87,700	3M Co.	8,105,234
357,500	General Electric Co.	8,118,825

		16,224,059

	Machinery — 2.43%
109,000	Chart Industries, Inc.(a)	8,049,650
109,800	The Timken Co.	4,080,168

		12,129,818
	Total Industrials (Cost $50,567,051)	55,426,418

INFORMATION TECHNOLOGY — 34.97%
	Communications Equipment — 6.35%
594,700	Cisco Systems, Inc.	11,352,823
637,200	Juniper Networks, Inc.(a)	10,902,492
152,500	QUALCOMM Inc.	9,529,725

		31,785,040

	Computers & Peripherals — 9.09%
34,800	Apple Inc.	23,220,648
402,000	EMC Corp.(a)	10,962,540
342,500	NetApp, Inc.(a)	11,261,400

		45,444,588

	Electronic Equipment, Instruments & Components — 1.23%
243,700	National Instruments Corp.	6,133,929

	Internet Software & Services — 9.30%
272,800	Akamai Technologies, Inc.(a)	10,437,327
258,300	Ancestry.com, Inc.(a)	7,769,664
177,700	eBay Inc.(a)	8,602,457
473,000	Facebook Inc.(a)	10,240,450
12,600	Google Inc. — Class A(a)	9,506,700

		46,556,598

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	IT Services — 1.40%
52,000	Visa Inc.	$6,982,560

	Semiconductors & Semiconductor Equipment — 4.91%
253,700	Altera Corp.	8,621,995
287,600	Broadcom Corp. — Class A	9,945,208
125,800	KLA-Tencor Corp.	6,001,289

		24,568,492

	Software — 2.69%
346,000	Oracle Corp.	10,895,540
26,300	VMware, Inc.(a)	2,544,262

		13,439,802
	Total Information Technology (Cost $142,541,332)	174,911,009

MATERIALS — 5.14%
	Chemicals — 5.14%
223,700	E.I. du Pont de Nemours & Co.	11,245,399
99,400	Monsanto Co.	9,047,388
52,100	Praxair, Inc.	5,412,148
	Total Materials (Cost $22,456,054)	25,704,935

TOTAL COMMON STOCKS		493,070,357
(COST $429,069,766)

SHORT TERM INVESTMENT — 3.26%
INVESTMENT COMPANY — 3.26%
16,295,293	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	16,295,293
	Total Investment Company	16,295,293

TOTAL SHORT TERM INVESTMENT		16,295,293
(COST $16,295,293)

TOTAL INVESTMENTS — 101.84%		509,365,650
(COST ($445,365,059)

Liabilities in Excess of Other Assets — (1.84)%		(9,199,401)

TOTAL NET ASSETS — 100.00%		$500,166,249

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $10,929,063 (2.19% of net assets) at September 30, 2012.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 2.69%
CONSUMER STAPLES — 0.52%
	Food Products — 0.52%
35,000	Kraft Foods Inc. — Class A	$1,447,250
	Total Consumer Staples (Cost $1,072,894)	1,447,250

FINANCIALS — 0.51%
	Diversified Financial Services — 0.51%
35,000	JPMorgan Chase & Co.	1,416,800
	Total Financials (Cost $1,604,106)	1,416,800

HEALTH CARE — 1.66%
	Pharmaceuticals — 1.66%
48,000	Abbott Laboratories	3,290,880
19,000	Johnson & Johnson	1,309,290
	Total Health Care (Cost $3,344,228)	4,600,170

SPECIAL PURPOSE ENTITY — 0.00%
	Broadcasting (except Internet) — 0.00%
725,000	Adelphia Recovery Trust(a)(b)(d)	—
	Total Special Purpose Entity (Cost $712,005)	—

TOTAL COMMON STOCKS		7,464,220
(COST $6,733,233)

PREFERRED STOCKS — 2.08%
FINANCIALS — 2.08%
	Capital Markets — 0.94%
50,000	AMG Capital Trust I	2,614,060

	Real Estate Management & Development — 1.14%
125,000	Firstservice Corp.(a)(e)	3,156,250
	Total Financials	5,770,310

TOTAL PREFERRED STOCKS		5,770,310
(COST $5,032,681)

CONVERTIBLE PREFERRED STOCKS — 1.74%
CONSUMER DISCRETIONARY — 0.76%
	Media — 0.76%
2,005	The Interpublic Group of Companies, Inc.	2,111,265
	Total Consumer Discretionary (Cost $2,015,050)	2,111,265

HEALTH CARE — 0.98%
	Health Care Providers & Services — 0.98%
2,500	HealthSouth Corp.	2,730,313
	Total Health Care (Cost $2,563,619)	2,730,313

TOTAL CONVERTIBLE PREFERRED STOCKS		4,841,578
(COST $4,578,669)

SHARES OR FACE AMOUNT		FAIR VALUE*

CONVERTIBLE BONDS — 8.32%
CONSUMER DISCRETIONARY — 0.40%
	Media — 0.40%
$1,000,000	The Interpublic Group of Companies, Inc. 4.750%, 03/15/2023	$1,099,375
	Total Consumer Discretionary (Cost $990,000)	1,099,375

CONSUMER STAPLES — 0.11%
	Food & Staples Retailing — 0.11%
300,000	The Pantry, Inc. 3.000%, 11/15/2012	301,500
	Total Consumer Staples (Cost $297,233)	301,500

ENERGY — 1.69%
	Energy Equipment & Services — 1.69%
4,500,000	Hornbeck Offshore Services, Inc. 1.625%, 11/15/2026	4,680,000
	Total Energy (Cost $4,188,066)	4,680,000

FINANCIALS — 0.50%
	Capital Markets — 0.50%
1,300,000	Janus Capital Group, Inc. 3.250%, 07/15/2014	1,382,063
	Total Financials (Cost $1,303,446)	1,382,063

HEALTH CARE — 1.90%
	Health Care Equipment & Supplies — 0.72%
2,000,000	NuVasive, Inc. 2.250%, 03/15/2013	1,995,000

	Life Sciences Tools & Services — 1.18%
3,250,000	Charles River Laboratories International, Inc. 2.250%, 06/15/2013	3,317,031
	Total Health Care (Cost $5,207,377)	5,312,031

INDUSTRIALS — 1.44%
	Electrical Equipment — 0.77%
2,000,000	General Cable Corp. 4.500%, 11/15/2029	2,149,999

	Machinery — 0.12%
250,000	Chart Industries, Inc. 2.000%, 08/01/2018	327,813

	Trading Companies & Distributors — 0.55%
710,000	WESCO International, Inc. 6.000%, 09/15/2029	1,525,169
	Total Industrials (Cost $2,845,163)	4,002,981

INFORMATION TECHNOLOGY — 2.20%
	Internet Software & Services — 1.13%
3,000,000	DealerTrack Holdings, Inc. 1.500%, 03/15/2017(f)	3,142,500

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Software — 1.07%
$3,000,000	Rovi Corp. 2.625%, 02/15/2040	$2,983,125
	Total Information Technology (Cost $5,940,751)	6,125,625

MATERIALS — 0.08%
	Metals & Mining — 0.08%
200,000	Steel Dynamics, Inc. 5.125%, 06/15/2014	210,125
	Total Materials (Cost $200,000)	210,125

TOTAL CONVERTIBLE BONDS		23,113,700
(Cost $20,972,036)

CORPORATE BONDS — 59.04%
CONSUMER DISCRETIONARY — 19.40%
	Diversified Consumer Services — 1.13%
3,000,000	Monitronics International Inc. 9.125%, 04/01/2020	3,135,000

	Hotels, Restaurants & Leisure — 4.17%
125,000	Ameristar Casinos, Inc. 7.500%, 04/15/2021 (Acquired 04/19/2012, Cost $128,659)(c)(f)	135,000
600,000	Cedar Fair L.P. 9.125%, 08/01/2018	684,750
3,000,000	Gaylord Entertainment Co. 6.750%, 11/15/2014	3,011,250
1,600,000	Penn National Gaming, Inc. 8.750%, 08/15/2019	1,800,000
	Royal Caribbean Cruises Ltd.:
1,450,000	7.000%, 06/15/2013(e)	1,504,375
1,615,000	7.500%, 10/15/2027(e)	1,715,938
	Speedway Motorsports, Inc.:
1,000,000	8.750%, 06/01/2016	1,086,250
500,000	6.750%, 02/01/2019	533,750
1,000,000	Vail Resorts, Inc. 6.500%, 05/01/2019	1,092,500

		11,563,813

	Household Durables — 0.96%
2,000,000	Jarden Corp. 7.500%, 05/01/2017	2,300,000
250,000	Libbey Glass, Inc. 6.875%, 05/15/2020 (Acquired 05/11/2012, Cost $250,000)(c)(f)	270,000
78,000	Sealy Mattress Co. 10.875%, 04/15/2016 (Acquired 05/15/2009, Cost $76,368)(c)(f)	85,410

		2,655,410

	Leisure Equipment & Products — 1.12%
3,000,000	Brunswick Corp. 7.375%, 09/01/2023	3,112,500

	Media — 7.41%
500,000	Interactive Data Corp. 10.250%, 08/01/2018	563,750

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER DISCRETIONARY (Continued)
$1,750,000	Lamar Media Corp.: 6.625%, 08/15/2015(d)	$1,773,695
250,000	5.875%, 02/01/2022	267,500
8,000,000	Lions Gate Entertainment Inc.: 10.250%, 11/01/2016(e)	8,939,999
1,000,000	4.000%, 01/11/2017(b)(e)	1,556,250
1,000,000	Live Nation Entertainment Inc. 7.000%, 09/01/2020 (Acquired 08/15/2012, Cost $250,000)(c)(f)	1,045,000
3,500,000	MDC Partners Inc. 11.000%, 11/01/2016(e)	3,832,500
2,300,000	Regal Entertainment Group 9.125%, 08/15/2018	2,581,750

		20,560,444

	Specialty Retail — 2.93%
1,645,000	Asbury Automotive Group, Inc. 7.625%, 03/15/2017	1,706,688
2,500,000	Penske Automotive Group Inc. 5.750%, 10/01/2022 (Acquired 08/14/2012, Cost $2,500,000)(c)(f)	2,575,000
3,525,000	Sonic Automotive, Inc. 9.000%, 03/15/2018	3,868,687

		8,150,375

	Textiles, Apparel & Luxury Goods — 1.68%
1,000,000	Perry Ellis International, Inc. 7.875%, 04/01/2019	1,040,000
3,120,000	Phillips Van-Heusen 7.750%, 11/15/2023	3,631,458

		4,671,458
	Total Consumer Discretionary (Cost $48,801,757)	53,849,000

CONSUMER STAPLES — 4.92%
	Food & Staples Retailing — 0.97%
2,000,000	The Pantry, Inc. 8.375%, 08/01/2020 (Acquired 07/25/2012, Cost $2,000,000)(c)(f)	2,055,000
600,000	Susser Holdings LLC / Susser Finance Corp. 8.500%, 05/15/2016	648,750

		2,703,750

	Food Products — 1.21%
100,000	Darling International, Inc. 8.500%, 12/15/2018	114,375
125,000	Post Holdings, Inc. 7.375%, 02/15/2022 (Acquired 01/27/2012, Cost $125,000)(c)(f)	133,438
2,750,000	Smithfield Foods, Inc. 7.750%, 07/01/2017	3,107,500

		3,355,313

	Personal Products — 2.74%
4,000,000	Prestige Brands Inc. 8.250%, 04/01/2018	4,420,000
3,000,000	Revlon Consumer Products Corp. 9.750%, 11/15/2015	3,187,500

		7,607,500
	Total Consumer Staples (Cost $12,563,051)	13,666,563

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

ENERGY — 6.37%
	Energy Equipment & Services — 0.71%
$ 600,000	Hornbeck Offshore Services, Inc. 5.875%, 04/01/2020	$613,500
1,000,000	Parker Drilling Co. 9.125%, 04/01/2018	1,082,500
250,000	SESI LLC 7.125%, 12/15/2021	277,500

		1,973,500

	Oil, Gas & Consumable Fuels — 5.66%
665,000	Berry Petroleum Co. 10.250%, 06/01/2014	747,294
2,500,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co. 8.250%, 12/15/2017	2,731,250
	Concho Resources, Inc.:
1,750,000	8.625%, 10/01/2017	1,938,125
550,000	6.500%, 01/15/2022	609,125
100,000	Continental Resources, Inc. 8.250%, 10/01/2019	113,000
1,000,000	Frontier Oil Corp. 6.875%, 11/15/2018	1,070,000
4,200,000	Goodrich Petroleum Corp. 8.875%, 03/15/2019	4,084,500
4,000,000	United Refining Co. 10.500%, 02/28/2018	4,410,000

		15,703,294
	Total Energy (Cost $16,601,670)	17,676,794

HEALTH CARE — 4.14%
	Health Care Providers & Services — 2.79%
3,000,000	Acadia Healthcare Co., Inc. 12.875%, 11/01/2018	3,532,500
200,000	CHS/Community Health Systems Inc. 7.125%, 07/15/2020	213,625
3,825,000	Examworks Group, Inc. 9.000%, 07/15/2019	3,997,125

		7,743,250

	Pharmaceuticals — 1.35%
3,500,000	Warner Chilcott Corp. 7.750%, 09/15/2018(e)	3,753,750
	Total Health Care (Cost $10,326,659)	11,497,000

INDUSTRIALS — 15.41%
	Aerospace & Defense — 4.55%
3,000,000	AAR Corp. 7.250%, 01/15/2022 (Acquired 01/13/2012, Cost $2,948,040)(c)(f)	3,135,000
3,500,000	Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/2017	3,797,499
2,000,000	TransDigm, Inc. 7.750%, 12/15/2018	2,220,000
2,150,000	Triumph Group Inc.: 8.000%, 11/15/2017	2,354,250
1,000,000	8.625%, 07/15/2018	1,132,500

		12,639,249

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
	Commercial Services & Supplies — 2.89%
$2,410,000	Casella Waste Systems, Inc. 7.750%, 02/15/2019	$2,373,850
100,000	Clean Harbors, Inc. 5.250%, 08/01/2020(f)	103,500
1,000,000	Covanta Holding Corp.: 3.250%, 06/01/2014	1,171,875
1,000,000	7.250%, 12/01/2020	1,113,857
3,000,000	R. R. Donnelley & Sons Co. 8.600%, 08/15/2016	3,270,000

		8,033,082

	Construction & Engineering — 1.36%
3,700,000	Tutor Perini Corp. 7.625%, 11/01/2018	3,764,750

	Electrical Equipment — 0.39%
1,000,000	Polypore International, Inc. 7.500%, 11/15/2017	1,082,500

	Machinery — 1.78%
1,342,000	Altra Holdings, Inc. 8.125%, 12/01/2016	1,444,328
1,398,000	American Railcar Industries, Inc. 7.500%, 03/01/2014	1,425,960
2,000,000	Mueller Water Products Inc. 7.375%, 06/01/2017	2,060,000

		4,930,288

	Road & Rail — 4.44%
4,000,000	Kansas City Southern de Mexico SA de CV: 8.000%, 02/01/2018(e)	4,500,000
2,000,000	6.625%, 12/15/2020(e)	2,275,000
2,000,000	6.125%, 06/15/2021(e)	2,255,000
3,025,000	Quality Distribution LLC/QD Capital Corp. 9.875%, 11/01/2018	3,312,375

		12,342,375
	Total Industrials (Cost $39,651,459)	42,792,244

INFORMATION TECHNOLOGY — 6.28%
	Electronic Equipment, Instruments & Components — 1.57%
500,000	Anixter Inc. 5.625%, 05/01/2019	525,000
3,750,000	Kemet Corp. 10.500%, 05/01/2018	3,825,000

		4,350,000

	Internet Software & Services — 0.50%
250,000	Equinix, Inc. 7.000%, 07/15/2021	280,938
1,100,000	J2 Global, Inc. 8.000%, 08/01/2020 (Acquired 07/19/2012, Cost $1,100,000)(c)(f)	1,116,500

		1,397,438

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	IT Services — 2.74%
$5,000,000	iGATE Corp. 9.000%, 05/01/2016	$5,512,499
2,000,000	Lender Processing Services, Inc. 8.125%, 07/01/2016	2,100,000

		7,612,499

	Semiconductors & Semiconductor Equipment — 0.89%
500,000	KLA-Tencor Corp. 6.900%, 05/01/2018	604,106
1,500,000	National Semiconductor Corp. 6.600%, 06/15/2017	1,878,656

		2,482,762

	Software — 0.58%
1,500,000	Audatex North America, Inc. 6.750%, 06/15/2018 (Acquired 06/10/2011, Cost $1,500,000)(c)(f)	1,608,750
	Total Information Technology (Cost $16,135,552)	17,451,449

MATERIALS — 0.76%
	Chemicals — 0.47%
1,267,000	American Pacific Corp. 9.000%, 02/01/2015	1,302,413

	Metals & Mining — 0.29%
	Steel Dynamics, Inc.:
250,000	6.125%, 08/15/2019 (Acquired 08/02/2012, Cost $250,000)(c)(f)	261,250
500,000	7.625%, 03/15/2020	545,000

		806,250
	Total Materials (Cost $2,025,182)	2,108,663

TELECOMMUNICATION SERVICES — 0.78%
	Diversified Telecommunications — 0.78%
1,000,000	Consolidated Communications Finance Co. 10.875%, 06/01/2020 (Acquired Various dates, Cost $1,079,361)(c)(f)	1,060,000
1,000,000	Level 3 Financing, Inc. 10.000%, 02/01/2018	1,117,500
	Total Telecommunication Services (Cost $2,143,528)	2,177,500

UTILITIES — 0.98%
	Gas Utilities — 0.98%
2,533,000	Suburban Propane Partners LP 7.375%, 08/01/2021 (Acquired 01/19/2011, Cost $2,985,222)(c)(f)	2,716,643
	Total Utilities (Cost $2,985,222)	2,716,643

TOTAL CORPORATE BONDS		163,935,856
(COST $151,234,080)

SHARES OR FACE AMOUNT		FAIR VALUE*

SHORT TERM INVESTMENTS — 24.73%
INVESTMENT COMPANY — 24.73%
26,251,431	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(g)	$26,251,431
16,036,243	SEI Daily Income Treasury II — Class B — 0.01%(g)	16,036,243
26,388,245	The STIT—Treasury Portfolio — 0.02%(g)	26,388,245
	Total Investment Company	68,675,919

TOTAL INVESTMENT COMPANIES		68,675,919
(COST $68,675,919)

TOTAL INVESTMENTS — 98.60%		273,801,583
(COST ($257,226,618)

Other Assets in Excess of Liabilities — 1.40%		3,900,574

TOTAL NET ASSETS — 100.00%		$277,702,157

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $1,556,250 (0.56% of net assets) at September 30, 2012.
(c)	Restricted security deemed liquid. The total value of restricted securities is $16,196,991 (5.83% of net assets) at September 30, 2012.
(d)	Fair Valued Security. The total value of these securities amounted to $1,773,695 (0.64% of net assets) at September 30, 2012.
(e)	Foreign Issued Securities. The total value of these securities amounted to $33,489,062 (12.06% of net assets) at September 30, 2012.
(f)	144A Security. The total value of these securities is $19,442,991 (7.00% of net assets) at September 30, 2012.
(g)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 83.48%
BRAZIL — 6.04%
	Diversified Financial Services — 1.54%
184,320	BM&F Bovespa SA	$1,110,148

	Health Care Providers & Services — 1.63%
58,200	Diagnosticos da America SA	347,951
70,000	Fleury SA	828,364

		1,176,315

	Real Estate Management & Development — 1.22%
36,000	BR Properties SA	467,924
16,000	Iguatemi Empresa de Shopping Centers SA	409,777

		877,701

	Wireless Telecommunication Services — 1.65%
62,130	Tim Participacoes SA — ADR	1,194,138
	Total Brazil (Cost $4,924,264)	4,358,302

CANADA — 0.92%
	Metals & Mining — 0.34%
8,400	Teck Resources Ltd. — Class B	247,380

	Road & Rail — 0.58%
5,000	Canadian Pacific Railway Ltd.	414,450
	Total Canada (Cost $657,548)	661,830

CHILE — 1.60%
	Beverages — 1.60%
16,200	Cie Cervecerias Unidas S.A. — ADR	1,155,546
	Total Chile (Cost $794,327)	1,155,546

CHINA — 3.10%
	Automobiles — 0.32%
200,000	Dongfeng Motor Group Co. Ltd. — Class H	233,426

	Biotechnology — 0.87%
47,700	3SBio, Inc. — ADR(a)	619,624

	Food Products — 0.30%
84,500	Biostime International Holdings Ltd.	216,643

	Health Care Equipment & Supplies — 0.79%
17,000	Mindray Medical International Ltd. — ADR	571,370

	IT Services — 0.26%
347,000	Travelsky Technology Ltd. — Class H	184,373

	Personal Products — 0.11%
250,000	Prince Frog International Holdings Ltd.	80,603

	Specialty Retail — 0.45%
217,500	Lentuo International Inc. — ADR(a)	326,250
	Total China (Cost $2,846,609)	2,232,289

FRANCE — 11.90%
	Beverages — 2.83%
9,000	Pernod-Ricard SA	1,009,779
9,000	Remy Cointreau SA	1,035,108

		2,044,887

SHARES OR FACE AMOUNT		FAIR VALUE*

FRANCE (Continued)
	Chemicals — 1.32%
7,700	Air Liquide SA	$954,361

	Electrical Equipment — 1.40%
17,000	Schneider Electric	1,006,110

	Energy Equipment & Services — 1.76%
11,500	Technip SA	1,278,451

	Food Products — 1.55%
18,100	DANONNE S.A.	1,114,358

	Multiline Retail — 0.43%
2,000	PPR	306,870

	Software — 1.69%
11,600	Dassault Systemes S.A.	1,218,762

	Textiles, Apparel & Luxury Goods — 0.92%
4,400	LVMH Moet Hennessy Louis Vuitton SA	661,544
	Total France (Cost $7,621,399)	8,585,343

GERMANY — 15.37%
	Automobiles — 0.46%
2,000	Bayerische Motoren Werke AG	146,264
7,500	Bayerische Motoren Werke AG — ADR	182,100

		328,364

	Chemicals — 1.19%
5,000	Linde AG	860,983

	Food Products — 0.81%
2,200	KWS Saat AG	586,342

	Health Care Equipment & Supplies — 2.21%
13,700	Fresenius SE & Co. KGaA	1,590,452

	Household Products — 2.21%
24,400	Henkel AG & Co. KGaA	1,591,904

	Industrial Conglomerates — 0.63%
4,500	Siemens AG — ADR	450,675

	Pharmaceuticals — 2.27%
16,100	Bayer AG	1,382,666
3,000	Bayer AG — ADR	257,670

		1,640,336

	Software — 2.36%
23,900	SAP AG — ADR	1,704,787

	Textiles, Apparel & Luxury Goods — 3.23%
17,700	Adidas AG	1,452,066
3,200	Puma SE	882,264

		2,334,330
	Total Germany (Cost $9,092,181)	11,088,173

HONG KONG — 5.21%
	Hotels, Restaurants & Leisure — 0.24%
120,000	Mandarin Oriental International Ltd.	173,400

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HONG KONG (Continued)
	Industrial Conglomerates — 4.42%
28,184	Jardine Matheson Holding Ltd.	$1,603,670
46,695	Jardine Strategic Holdings Ltd.(a)	1,583,894

		3,187,564

	Textiles, Apparel & Luxury Goods — 0.55%
160,000	Stella International Holdings Ltd.	394,529
	Total Hong Kong (Cost $2,938,412)	3,755,493

INDIA — 1.21%
	Pharmaceuticals — 1.21%
28,300	Dr. Reddy’s Laboratories Ltd. — ADR	873,338
	Total India (Cost $721,953)	873,338

INDONESIA — 0.32%
	Wireless Telecommunication Services — 0.32%
500,000	Tower Bersama Infrastructure Tbk PT(a)	232,497
	Total Indonesia (Cost $163,943)	232,497

ISRAEL — 0.90%
	Pharmaceuticals — 0.90%
15,600	Teva Pharmaceutical Industries Ltd. — ADR	645,996
	Total Israel (Cost $656,068)	645,996

JAPAN — 2.34%
	Electronic Equipment, Instruments & Components — 0.26%
34,000	Nippon Electric Glass Co., Ltd.	187,776

	Machinery — 1.12%
5,000	FANUC CORP.	805,996

	Office Electronics — 0.54%
12,200	CANON INC. — ADR	390,522

	Tobacco — 0.42%
10,000	JAPAN TOBACCO INC.	300,103
	Total Japan (Cost $2,012,292)	1,684,397

LUXEMBOURG — 1.53%
	Wireless Telecommunication Services — 1.53%
11,900	Millicom Internationall Cellular SA(a)	1,104,167
	Total Luxembourg (Cost $890,509)	1,104,167

MALAYSIA — 0.30%
	Hotels, Restaurants & Leisure — 0.30%
100,000	QSR Brands Bhd	213,643
	Total Malaysia (Cost $183,839)	213,643

MEXICO — 1.34%
	Food & Staples Retailing — 0.61%
15,800	Wal-Mart de Mexico SAB de CV — ADR	443,190

	Wireless Telecommunication Services — 0.73%
20,600	America Movil SAB de CV — ADR	524,064
	Total Mexico (Cost $910,366)	967,254

SHARES OR FACE AMOUNT		FAIR VALUE*

NETHERLANDS — 3.13%
	Food Products — 1.82%
37,000	Unilever NV — NY Shares — ADR	$1,312,760

	IT Services — 0.32%
10,000	InterXion Holding NV(a)	227,200

	Semiconductors & Semiconductor Equipment — 0.99%
13,300	ASML Holding N.V. — NY Shares — ADR	713,944
	Total Netherlands (Cost $1,877,938)	2,253,904

NORWAY — 0.88%
	Commercial Services & Supplies — 0.88%
72,000	Tomra Systems ASA	637,819
	Total Norway (Cost $437,067)	637,819

SINGAPORE — 0.78%
	Semiconductors & Semiconductor Equipment — 0.78%
16,070	Avago Technologies Ltd.	560,281
	Total Singapore (Cost $545,220)	560,281

SPAIN — 2.45%
	Food Products — 0.73%
30,000	Ebro Foods SA	527,384

	Specialty Retail — 1.72%
10,000	Inditex S.A.	1,241,744
	Total Spain (Cost $1,323,593)	1,769,128

SWEDEN — 1.12%
	Communications Equipment — 1.12%
88,400	Telefonaktirbolaget LM Ericsson — ADR(a)	807,092
	Total Sweden (Cost $1,005,930)	807,092

SWITZERLAND — 10.38%
	Capital Markets — 3.06%
92,900	GAM Holding AG	1,210,020
28,400	Julius Baer Group Ltd.	990,452

		2,200,472

	Chemicals — 1.95%
18,800	Syngenta AG — ADR	1,407,180

	Electrical Equipment — 1.62%
62,400	ABB Ltd. — ADR	1,166,880

	Food Products — 1.82%
800	Barry Callebaut AG	742,159
9,000	Nestle SA	567,464

		1,309,623

	Marine — 0.23%
1,500	Kuehne + Nagel International AG	169,378

	Specialty Retail — 0.33%
2,000	Dufry AG(a)	239,660

	Textiles, Apparel & Luxury Goods — 1.37%
16,500	Cie Financiere Richemont SA — Class BR A	989,474
	Total Switzerland (Cost $7,034,522)	7,482,667

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

TAIWAN, PROVINCE OF CHINA — 1.85%
	Semiconductors & Semiconductor Equipment — 1.85%
84,281	Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	$1,333,325
	Total Taiwan, Province of China (Cost $858,239)	1,333,325

UNITED KINGDOM — 10.81%
	Beverages — 2.59%
12,600	Diageo plc — ADR	1,420,398
10,000	SABMiller PLC	439,227

		1,859,625

	Capital Markets — 2.35%
35,500	Schroders PLC	678,735
41,500	Schroders PLC	1,017,278

		1,696,013

	Energy Equipment & Services — 1.18%
33,000	Petrofac Ltd.	849,952

	Health Care Equipment & Supplies — 1.14%
14,900	Smith & Nephew PLC — ADR	821,288

	Hotels, Restaurants & Leisure — 1.75%
161,085	Millennium & Copthorne Hotels PLC	1,263,407

	Internet Software & Services — 1.80%
90,000	Telecity Group PLC	1,301,452
	Total United Kingdom (Cost $6,455,116)	7,791,737

TOTAL COMMON STOCKS		60,194,221
(COST $53,951,335)

PREFERRED STOCKS — 3.18%
BRAZIL — 3.18%
	Beverages — 2.02%
38,100	Cie de Bebidas das Americas (AMBEV) — ADR	1,458,087

	Oil, Gas & Consumable Fuels — 1.16%
37,800	Petroleo Brasileiro S.A. — ADR	834,246
	Total Brazil (Cost $2,094,368)	2,292,333

TOTAL PREFERRED STOCKS		2,292,333
(COST $2,094,368)

SHORT TERM INVESTMENT — 3.75%
INVESTMENT COMPANY — 3.75%
2,703,777	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(b)	2,703,777
	Total Investment Company	2,703,777

TOTAL SHORT TERM INVESTMENT		2,703,777
(COST $2,703,777)

TOTAL INVESTMENTS — 90.41%		65,190,331
(COST ($58,749,480)

Other Assets in Excess of Liabilities — 9.59%		6,919,504

TOTAL NET ASSETS — 100.00%		$72,109,835

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

As of September 30, 2012, the industry diversification was as follows:

	FAIR VALUE	PERCENTAGE
Common Stocks
Automobiles	$561,790	0.78%
Beverages	5,060,058	7.02%
Biotechnology	619,624	0.86%
Capital Markets	3,896,485	5.40%
Chemicals	3,222,524	4.47%
Commercial Services & Supplies	637,819	0.89%
Communications Equipment	807,092	1.12%
Diversified Financial Services	1,110,148	1.54%
Electrical Equipment	2,172,990	3.01%
Electronic Equipment, Instruments & Components	187,776	0.26%
Energy Equipment & Services	2,128,403	2.95%
Food & Staples Retailing	443,190	0.61%
Food Products	5,067,110	7.03%
Health Care Equipment & Supplies	2,983,110	4.14%
Health Care Providers & Services	1,176,315	1.63%
Hotels, Restaurants & Leisure	1,650,450	2.29%
Household Products	1,591,904	2.21%
Industrial Conglomerates	3,638,239	5.05%
Internet Software & Services	1,301,452	1.80%
IT Services	411,573	0.57%
Machinery	805,996	1.12%
Marine	169,378	0.23%
Metals & Mining	247,380	0.34%
Multiline Retail	306,870	0.43%
Office Electronics	390,522	0.54%
Personal Products	80,603	0.11%
Pharmaceuticals	3,159,670	4.38%
Real Estate Management & Development	877,701	1.22%
Road & Rail	414,450	0.57%
Semiconductors & Semiconductor Equipment	2,607,550	3.62%
Software	2,923,549	4.05%
Specialty Retail	1,807,654	2.51%
Textiles, Apparel & Luxury Goods	4,379,877	6.07%
Tobacco	300,103	0.42%
Wireless Telecommunication Services	3,054,866	4.24%

Total Common Stocks	60,194,221	83.48%

Preferred Stocks
Beverages	1,458,087	2.02%
Oil, Gas & Consumable Fuels	834,246	1.16%

Total Preferred Stocks	2,292,333	3.18%

Short Term Investments
Investment Company	2,703,777	3.75%

Total Short Term Investments	2,703,777	3.75%

Total Investments	65,190,331	90.41%
Other Assets in Excess of Liabilities	6,919,504	9.59%

TOTAL NET ASSETS	$72,109,835	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.20%
CONSUMER DISCRETIONARY — 16.30%
	Auto Components — 2.76%
30,700	Johnson Controls, Inc.	$841,180

	Automobiles — 3.53%
13,700	TOYOTA MOTOR CORP. — ADR(b)	1,075,587

	Hotels, Restaurants & Leisure — 2.45%
19,050	Marriott International, Inc. — Class A	744,855

	Media — 1.27%
7,400	The Walt Disney Co.	386,872

	Textiles, Apparel & Luxury Goods — 6.29%
11,000	Deckers Outdoor Corp.(a)	403,040
20,000	Luxottica Group S.P.A. — ADR(b)	705,200
8,475	NIKE, Inc.	804,362

		1,912,602
	Total Consumer Discretionary (Cost $5,000,573)	4,961,096

CONSUMER STAPLES — 1.81%
	Food & Staples Retailing — 1.81%
5,500	Costco Wholesale Corp.	550,688
	Total Consumer Staples (Cost $224,970)	550,688

ENERGY — 6.33%
	Energy Equipment & Services — 6.33%
22,800	Baker Hughes, Inc.	1,031,244
12,379	Schlumberger Ltd.(b)	895,373
	Total Energy (Cost $1,712,663)	1,926,617

FINANCIALS — 12.24%
	Capital Markets — 4.55%
5,400	The Goldman Sachs Group, Inc.	613,872
16,600	Northern Trust Corp.	770,489

		1,384,361

	Diversified Financial Services — 7.69%
9,475	American Express Co.	538,749
5,800	Franklin Resources, Inc.	725,406
26,550	JPMorgan Chase & Co.	1,074,744

		2,338,899
	Total Financials (Cost $2,904,992)	3,723,260

HEALTH CARE — 17.97%
	Biotechnology — 2.79%
12,800	Gilead Sciences, Inc.(a)	849,024

	Health Care Equipment & Supplies — 2.20%
11,100	Varian Medical Systems, Inc.(a)	669,552

	Health Care Technology — 3.18%
12,500	Cerner Corp.(a)	967,625

	Life Sciences Tools & Services — 2.05%
16,200	Agilent Technologies, Inc.	622,890

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Pharmaceuticals — 7.75%
12,100	Eli Lilly & Co.	$573,661
23,500	Forest Laboratories, Inc.(a)	836,835
28,925	Hospira, Inc.(a)	949,319

		2,359,815
	Total Health Care (Cost $4,884,994)	5,468,906

INDUSTRIALS — 10.77%
	Aerospace & Defense — 6.08%
15,100	The Boeing Co.	1,051,262
4,900	Precision Castparts Corp.	800,366

		1,851,628

	Air Freight & Logistics — 2.70%
9,700	FedEx Corp.	820,814

	Construction & Engineering — 1.99%
10,750	Fluor Corp.	605,010
	Total Industrials (Cost $2,388,849)	3,277,452

INFORMATION TECHNOLOGY — 28.64%
	Communications Equipment — 7.58%
56,500	Juniper Networks, Inc.(a)	966,714
11,150	Motorola Solutions, Inc.	563,633
12,400	QUALCOMM Inc.	774,876

		2,305,223

	Computers & Peripherals — 3.01%
27,850	NetApp, Inc.(a)	915,708

	Internet Software & Services — 6.53%
15,500	eBay Inc.(a)	750,355
22,300	Facebook Inc.(a)	482,795
1,000	Google Inc. — Class A(a)	754,499

		1,987,649

	IT Services — 1.59%
3,600	Visa Inc.	483,408

	Semiconductors & Semiconductor Equipment — 5.44%
28,900	Altera Corp.	982,167
19,500	Broadcom Corp. — Class A	674,310

		1,656,477

	Software — 4.49%
45,900	Electronic Arts Inc.(a)	582,471
24,850	Oracle Corp.	782,527

		1,364,998
	Total Information Technology (Cost $7,483,409)	8,713,463

    Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS — 3.14%
	Chemicals — 3.14%
10,500	Monsanto Co.	$955,710
	Total Materials (Cost $584,943)	955,710

TOTAL COMMON STOCKS		29,577,192
(COST $25,185,393)

SHORT TERM INVESTMENT — 4.83%
INVESTMENT COMPANY — 4.83%
1,471,255	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	1,471,255
	Total Investment Company	1,471,255

TOTAL SHORT TERM INVESTMENT		1,471,255
(COST $1,471,255)

TOTAL INVESTMENTS — 102.03%		31,048,447
(COST $26,656,648)

Liabilities in Excess of Other Assets — (2.03)%		(618,132)

TOTAL NET ASSETS — 100.00%		$30,430,315

ADR — American Depositary Receipt

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $2,676,160 (8.79% of net assets) at September 30, 2012.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Micro Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 90.74%
CONSUMER DISCRETIONARY — 7.14%
	Diversified Consumer Services — 0.86%
100,000	National American University Holdings, Inc.	$500,000

	Hotels, Restaurants & Leisure — 1.82%
66,800	Shuffle Master, Inc.(a)	1,056,108

	Household Durables — 1.02%
26,000	iRobot Corp.(a)	591,760

	Specialty Retail — 1.24%
55,000	Teavana Holdings Inc.(a)	717,200

	Textiles, Apparel & Luxury Goods — 2.20%
22,600	Oxford Industries, Inc.	1,275,770
	Total Consumer Discretionary (Cost $3,123,495)	4,140,838

CONSUMER STAPLES — 1.78%
	Food Products — 1.78%
85,600	Smart Balance, Inc.(a)	1,034,048
	Total Consumer Staples (Cost $481,820)	1,034,048

FINANCIALS — 3.95%
	Capital Markets — 0.65%
12,800	Cohen & Steers, Inc.	379,136

	Diversified Financial Services — 3.30%
60,400	MarketAxess Holdings, Inc.	1,908,640
	Total Financials (Cost $986,143)	2,287,776

HEALTH CARE — 17.31%
	Health Care Equipment & Services — 1.31%
40,000	Quidel Corp.(a)	757,200

	Health Care Equipment & Supplies — 7.75%
50,200	Align Technology, Inc.(a)	1,855,894
16,400	ICU Medical, Inc.(a)	991,872
41,925	Meridian Bioscience, Inc.	804,122
19,750	Neogen Corp.(a)	843,325

		4,495,213

	Health Care Providers & Services — 2.83%
11,000	Landauer, Inc.	656,920
19,600	National Research Corp.	985,292

		1,642,212

	Health Care Technology — 5.42%
19,300	Computer Programs and Systems, Inc.	1,072,115
29,700	Medidata Solutions, Inc.(a)	1,232,550
60,000	Omnicell, Inc.(a)	834,000

		3,138,665
	Total Health Care (Cost $5,917,838)	10,033,290

INDUSTRIALS — 12.51%
	Building Products — 0.86%
42,400	Ameresco, Inc. — Class A(a)	500,744

    Buffalo Micro Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
	Commercial Services & Supplies — 1.64%
48,000	Heritage — Crystal Clean, Inc.(a)	$952,800

	Construction & Engineering — 2.01%
58,400	MYR Group Inc.(a)	1,165,080

	Electrical Equipment — 2.59%
60,000	Thermon Group Holdings Inc.(a)	1,499,400

	Machinery — 4.04%
22,200	Chart Industries, Inc.(a)	1,639,470
20,700	Proto Labs, Inc.(a)	700,074

		2,339,544

	Professional Services — 1.37%
13,900	Exponent, Inc.(a)	793,551
	Total Industrials (Cost $4,516,312)	7,251,119

INFORMATION TECHNOLOGY — 45.48%
	Communications Equipment — 2.24%
81,600	EXFO, Inc.(a)(b)	399,024
38,300	Procera Networks, Inc.(a)	900,050

		1,299,074

	Computers & Peripherals — 2.86%
27,492	Rimage Corp.	185,571
27,100	Stratasys, Inc.(a)	1,474,240

		1,659,811

	Electronic Equipment, Instruments & Components — 3.23%
32,000	DTS, Inc.(a)	744,960
45,100	Electro Scientific Industries, Inc.	551,122
13,914	FARO Technologies, Inc.(a)	574,926

		1,871,008

	Internet Software & Services — 18.04%
40,000	comScore Inc.(a)	610,000
55,500	Cornerstone OnDemand, Inc.(a)	1,701,630
60,000	E2open, Inc.(a)	814,800
58,000	Envestnet, Inc.(a)	678,600
167,600	Internap Network Services Corp.(a)	1,181,580
60,500	Keynote Systems, Inc.	876,040
43,300	LogMeIn, Inc.(a)	971,219
62,800	SciQuest, Inc.(a)	1,142,960
36,000	SPS Commerce Inc.(a)	1,384,920
40,900	XO Group, Inc.(a)	341,515
260,100	Zix Corp.(a)	746,487

		10,449,751

	Semiconductors & Semiconductor Equipment — 3.88%
14,400	NVE Corp.(a)	852,336
102,350	PDF Solutions, Inc.(a)	1,398,101

		2,250,437

	Software — 15.23%
16,500	ACI Worldwide, Inc.(a)	697,290
34,500	Bottomline Techologies, Inc.(a)	851,805
30,000	Ellie Mae, Inc.(a)	816,900

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
63,600	Exa Corp.(a)	$690,060
48,000	Guidewire Software Inc.(a)	1,490,400
17,200	Imperva Inc.(a)	636,228
58,900	Proofpoint, Inc.(a)	874,665
60,000	PROS Holdings, Inc.(a)	1,144,200
64,500	Tangoe, Inc.(a)	846,885
93,000	Velti PLC(a)(b)	778,410

		8,826,843
	Total Information Technology (Cost $20,786,792)	26,356,924

MATERIALS — 1.38%
	Chemicals — 0.20%
36,600	STR Holdings Inc.(a)	113,460

	Metals & Mining — 1.18%
73,300	Horsehead Holding Corp.(a)	684,622
	Total Materials (Cost $1,091,653)	798,082

TELECOMMUNICATION SERVICES — 1.19%
	Diversified Telecommunication Services — 1.19%
105,000	8x8, Inc.(a)	688,800
	Total Telecommunication Services (Cost $426,153)	688,800

TOTAL COMMON STOCKS		52,590,877
(Cost $37,330,206)

SHORT TERM INVESTMENTS — 9.91%
	Investment Company — 9.91%
4,989,761	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	4,989,761
753,938	The STIT-Treasury Portfolio — 0.02%(c)	753,938
	Total Investment Company	5,743,699

TOTAL SHORT TERM INVESTMENTS		5,743,699
(COST $5,743,699)

TOTAL INVESTMENTS — 100.65%		58,334,576
(COST ($43,073,905)

Liabilities in Excess of Other Assets — (0.65)%		(373,845)

TOTAL NET ASSETS — 100.00%		$57,960,731

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $1,177,434 (2.03% of net assets) at September 30, 2012.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC. The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

    Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.61%
CONSUMER DISCRETIONARY — 25.33%
	Auto Components — 5.41%
244,400	Autoliv, Inc.	$15,145,468
123,100	BorgWarner, Inc.(a)	8,507,441
658,671	Gentex Corp.	11,203,994

		34,856,903

	Distributors — 1.70%
591,900	LKQ Corp.(a)	10,950,150

	Hotels, Restaurants & Leisure — 4.57%
1,032,850	International Game Technology	13,520,007
347,675	Life Time Fitness, Inc.(a)	15,902,654

		29,422,661

	Household Durables — 2.61%
363,450	Harman International Industries, Inc.	16,776,852

	Specialty Retail — 6.50%
415,700	Abercrombie & Fitch Co. — Class A	14,100,544
98,225	PetSmart, Inc.	6,775,561
558,500	Urban Outfitters, Inc.(a)	20,977,259

		41,853,364

	Textiles, Apparel & Luxury Goods — 4.54%
262,125	Deckers Outdoor Corp.(a)	9,604,260
351,400	Under Armour, Inc. — Class A(a)	19,618,662

		29,222,922
	Total Consumer Discretionary (Cost $141,551,799)	163,082,852

CONSUMER STAPLES — 1.30%
	Food & Staples Retailing — 1.30%
85,700	Whole Foods Market, Inc.	8,347,180
	Total Consumer Staples (Cost $2,715,824)	8,347,180

ENERGY — 1.06%
	Energy Equipment & Services — 1.06%
281,200	Forum Energy Technologies Inc.(a)	6,838,784
	Total Energy (Cost $6,584,402)	6,838,784

FINANCIALS — 15.79%
	Capital Markets — 7.45%
139,000	Affiliated Managers Group, Inc.(a)	17,097,000
318,175	Eaton Vance Corp.	9,214,348
466,600	Northern Trust Corp.	21,657,239

		47,968,587

	Diversified Financial Services — 8.34%
360,500	Moody’s Corp.	15,923,285
360,800	Morningstar, Inc.	22,600,512
424,100	MSCI, Inc.(a)	15,178,539

		53,702,336
	Total Financials (Cost $82,389,423)	101,670,923

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 11.04%
	Health Care Equipment & Supplies — 1.81%
181,800	DENTSPLY International, Inc.	$6,933,852
78,300	Varian Medical Systems, Inc.(a)	4,723,056

		11,656,908

	Life Sciences Tools & Services — 4.05%
204,925	Charles River Laboratories International, Inc.(a)	8,115,030
372,725	Illumina, Inc.(a)	17,965,345

		26,080,375

	Pharmaceuticals — 5.18%
470,650	Forest Laboratories, Inc.(a)	16,759,847
504,850	Hospira, Inc.(a)	16,569,177

		33,329,024
	Total Health Care (Cost $60,857,567)	71,066,307

INDUSTRIALS — 9.56%
	Commercial Services & Supplies — 1.94%
726,600	Covanta Holding Corp.	12,468,456

	Construction & Engineering — 2.83%
736,775	Quanta Services, Inc.(a)	18,198,343

	Professional Services — 3.09%
189,100	Advisory Board Co.(a)	9,044,653
228,900	Verisk Analytics, Inc — Class A(a)	10,897,929

		19,942,582

	Road & Rail — 1.70%
164,050	Genesee & Wyoming Inc.(a)	10,968,383
	Total Industrials (Cost $52,645,480)	61,577,764

INFORMATION TECHNOLOGY — 31.24%
	Communications Equipment — 2.79%
1,049,400	Juniper Networks, Inc.(a)	17,955,234

	Electronic Equipment, Instruments & Components — 3.83%
555,925	Dolby Laboratories, Inc. — Class A(a)	18,206,543
257,450	National Instruments Corp.	6,480,017

		24,686,560

	Internet Software & Services — 5.42%
605,700	Akamai Technologies, Inc.(a)	23,174,082
56,950	Equinix, Inc.(a)	11,734,548

		34,908,630

	IT Services — 6.28%
120,250	Fiserv, Inc.(a)	8,902,108
455,050	NeuStar, Inc.(a)	18,215,651
477,150	VeriFone Systems, Inc.(a)	13,288,628

		40,406,387

	Semiconductors & Semiconductor Equipment — 2.71%
366,175	KLA-Tencor Corp.	17,468,378

	Software — 10.21%
131,600	ANSYS, Inc.(a)	9,659,440
1,247,100	Electronic Arts Inc.(a)	15,825,698

    Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
587,600	Fortinet Inc.(a)	$14,184,664
140,925	MICROS Systems, Inc.(a)	6,922,236
143,250	Red Hat, Inc.(a)	8,156,655
249,450	Solera Holdings Inc.	10,943,372

		65,692,065
	Total Information Technology (Cost $171,285,814)	201,117,254

MATERIALS — 2.29%
	Chemicals — 2.29%
266,350	FMC Corp.	14,750,463
	Total Materials (Cost $7,473,932)	14,750,463

TOTAL COMMON STOCKS		628,451,527
(COST $525,504,241)

SHORT TERM INVESTMENT — 2.79%
INVESTMENT COMPANY — 2.79%
17,940,613	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(b)	17,940,613
	Total Investment Company	17,940,613

TOTAL SHORT TERM INVESTMENT		17,940,613
(COST $17,940,613)

TOTAL INVESTMENTS — 100.40%		646,392,140
(COST ($543,444,854)

Liabilities in Excess of Other Assets — (0.40)%		(2,603,605)

TOTAL NET ASSETS — 100.00%		$643,788,535

(a)	Non Income Producing
(b)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 93.61%
CONSUMER DISCRETIONARY — 13.92%
	Auto Components — 1.23%
2,090,514	Gentex Corp.	$35,559,643

	Diversified Consumer Services — 0.82%
676,200	Capella Education Co.(a)(d)	23,707,572

	Hotels, Restaurants & Leisure — 4.06%
2,075,700	Life Time Fitness, Inc.(a)	94,942,518
300,750	Peet’s Coffee & Tea Inc.(a)	22,057,005

		116,999,523

	Household Durables — 2.12%
1,323,400	Harman International Industries, Inc.	61,088,144

	Media — 1.37%
3,616,300	Pandora Media Inc.(a)	39,598,485

	Textiles, Apparel & Luxury Goods — 4.32%
787,550	Deckers Outdoor Corp.(a)	28,855,832
988,775	Oxford Industries, Inc.(d)	55,816,348
1,662,250	Vera Bradley, Inc.(a)	39,644,663

		124,316,843
	Total Consumer Discretionary (Cost $293,963,349)	401,270,210

CONSUMER STAPLES — 2.29%
	Food & Staples Retailing — 2.29%
1,100,450	The Fresh Market, Inc.(a)	66,004,991
	Total Consumer Staples (Cost $45,590,926)	66,004,991

ENERGY — 2.15%
	Energy Equipment & Services — 2.15%
1,150,900	Lufkin Industries, Inc.	61,941,438
	Total Energy (Cost $71,532,664)	61,941,438

FINANCIALS — 11.28%
	Capital Markets — 6.09%
1,768,175	Financial Engines Inc.(a)(c)	42,135,610
1,436,650	Stifel Financial Corp.(a)	48,271,440
2,594,650	Waddell & Reed Financial, Inc. — Class A	85,026,680

		175,433,730

	Diversified Financial Services — 3.91%
1,844,206	MarketAxess Holdings, Inc.	58,276,910
868,150	Morningstar, Inc.(c)	54,380,916

		112,657,826

	Real Estate Management & Development — 1.28%
1,323,100	FirstService Corp.(a)(b)(c)	36,980,645
	Total Financials (Cost $185,921,321)	325,072,201

HEALTH CARE — 13.77%
	Health Care Equipment & Supplies — 6.69%
3,580,157	Align Technology, Inc.(a)	132,358,404
751,650	Haemonetics Corp.(a)	60,282,330

		192,640,734

    Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Health Care Technology — 2.65%
832,400	athenahealth Inc.(a)	$76,389,348

	Life Sciences Tools & Services — 3.84%
2,040,900	ICON PLC — ADR(a)(b)(c)	49,736,733
847,400	Techne Corp.(c)	60,961,956

		110,698,689

	Pharmaceuticals — 0.59%
1,294,200	Akorn, Inc.(a)	17,109,324
	Total Health Care (Cost $220,484,975)	396,838,095

INDUSTRIALS — 14.89%
	Aerospace & Defense — 3.11%
3,730,250	Hexcel Corp.(a)	89,600,605

	Electrical Equipment — 1.70%
1,385,750	Polypore International, Inc.(a)	48,986,263

	Machinery — 3.23%
480,950	Chart Industries, Inc.(a)	35,518,158
437,319	Valmont Industries, Inc.	57,507,448

		93,025,606

	Professional Services — 6.20%
2,021,060	The Corporate Executive Board Co.(c)(d)	108,389,447
866,150	Costar Group, Inc.(a)	70,625,871

		179,015,318

	Road & Rail — 0.65%
278,160	Genesee & Wyoming Inc.(a)	18,597,778
	Total Industrials (Cost $232,723,012)	429,225,570

INFORMATION TECHNOLOGY — 35.31%
	Communications Equipment — 4.27%
4,306,408	ADTRAN, Inc.(d)	74,414,730
2,164,950	Aruba Networks Inc.(a)	48,678,901

		123,093,631

	Computers & Peripherals — 2.45%
1,297,650	Stratasys, Inc.(a)(d)	70,592,160

	Electronic Equipment, Instruments & Components — 2.14%
734,650	DTS, Inc.(a)	17,102,652
1,774,462	National Instruments Corp.	44,663,209

		61,765,861

	Internet Software & Services — 8.91%
931,000	Ancestry.com, Inc.(a)	28,004,480
1,497,450	Angie’s List Inc.(a)	15,843,021
806,900	Cornerstone OnDemand, Inc.(a)	24,739,554
2,664,800	DealerTrack Holdings Inc.(a)(c)(d)	74,214,679
3,299,725	Dice Holdings Inc.(a)(d)	27,783,685
3,398,450	Internap Network Services Corp.(a)(c)(d)	23,959,073
1,893,450	LogMeIn, Inc.(a)(d)	42,470,084
1,381,500	Millennial Media Inc.(a)	19,824,525

		256,839,101

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	IT Services — 3.05%
1,832,000	NeuStar, Inc.(a)	$73,334,960
1,405,800	ServiceSource International Inc.(a)	14,423,508

		87,758,468

	Semiconductors & Semiconductor Equipment — 5.48%
927,546	Cabot Microelectronics Corp.	32,593,966
2,397,718	MKS Instruments, Inc.(c)	61,117,832
2,552,958	Semtech Corp.(a)	64,206,894

		157,918,692

	Software — 9.01%
1,542,450	ACI Worldwide, Inc.(a)	65,183,936
679,850	Advent Software, Inc.(a)	16,703,915
475,600	Broadsoft Inc.(a)	19,509,112
631,300	Manhattan Associates, Inc.(a)	36,154,551
1,405,650	OPNET Technologies, Inc.(c)(d)	47,890,496
2,549,300	RealD Inc.(a)	22,790,742
502,300	The Ultimate Software Group, Inc.(a)	51,284,830

		259,517,582
	Total Information Technology (Cost $826,592,660)	1,017,485,495

TOTAL COMMON STOCKS		2,697,838,000
(COST $1,876,808,907)

SHORT TERM INVESTMENT — 6.82%
INVESTMENT COMPANY — 6.82%
196,640,579	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(e)	196,640,579
	Total Investment Company	196,640,579

TOTAL SHORT TERM INVESTMENT		196,640,579
(COST $196,640,579)

TOTAL INVESTMENTS — 100.43%		2,894,478,579
(COST ($2,073,449,486)

Liabilities in Excess of Other Assets — (0.43)%		(12,509,988)

TOTAL NET ASSETS — 100.00%		$2,881,968,591

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $86,717,378 (3.01% of net assets) at September 30, 2012.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $166,703,359 (5.79% of net assets) at September 30, 2012.
(d)

Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of these securities amounted to $549,238,274 (19.06% of net assets) at September 30, 2012. Please see Note 7 for details on affiliate transactions.

(e)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Statements of Assets and Liabilities

September 30, 2012 (Unaudited)

	BUFFALO CHINA FUND	BUFFALO DISCOVERY FUND	BUFFALO FLEXIBLE INCOME FUND
ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$16,971,791	$392,953,727	$554,019,861
Investments in securities of affiliated issuers (Note 7)	287,360	—	—

Total investments, at cost	$17,259,151	$392,953,727	$554,019,861

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$17,939,047	$462,587,517	$611,370,791
Investments in securities of affiliated issuers (Note 7)	267,132	—	—

Total investments, at value	18,206,179	462,587,517	611,370,791
Cash:	—	—	70
Cash denominated in foreign currency, at value:(1)	2,513,351	—	—
Receivables:
Investments sold	—	2,940,694	—
Fund shares sold	100	1,222,424	3,476,532
Dividends	73,333	144,011	582,776
Interest	14	205	3,261,605
Other assets	5,215	24,029	52,576

Total assets	20,798,192	466,918,880	618,744,350

LIABILITIES:
Payables:
Investments purchased	—	14,271,198	16,291,113
Written options, at value(2) (Note 8)	—	—	330,277
Fund shares purchased	58,407	253,459	695,971
Management fees	25,310	367,228	477,152
Custodian	7,827	—	—
Accrued expenses	27,863	4,109	3,161

Total liabilities	119,407	14,895,994	17,797,674

NET ASSETS	$20,678,785	$452,022,886	$600,946,676

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$32,664,518	$348,496,374	$543,991,323
Undistributed (distribution in excess of) net investment income (loss)	248,145	528,016	377,076
Accumulated net realized gain (loss) from investment and foreign currency transactions	(13,181,517)	33,364,706	(714,840)
Net unrealized appreciation from:
Investments and translation of assets and liabilities in foreign currency	947,639	69,633,790	57,293,117

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$20,678,785	$452,022,886	$600,946,676

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited

Outstanding	2,975,592	26,384,236	46,957,925

NET ASSET VALUE PER SHARE	$6.95	$17.13	$12.80

(1) Cash denominated in foreign currencies, at cost	2,512,740	—	—

(2) Written options, premiums received	—	—	272,464

The accompanying notes are an integral part of these financial statements.

BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

$445,365,059	$257,226,618	$58,749,480	$26,656,648	$43,073,905	$543,444,854	$1,613,351,108
—	—	—	—	—	—	460,098,378

$445,365,059	$257,226,618	$58,749,480	$26,656,648	$43,073,905	$543,444,854	$2,073,449,486

$509,365,650	$273,801,583	$65,190,331	$31,048,447	$58,334,576	$646,392,140	$2,345,240,305
—	—	—	—	—	—	549,238,274

509,365,650	273,801,583	65,190,331	31,048,447	58,334,576	646,392,140	2,894,478,579
—	46,484	—	—	—	—	—
—	—	6,416,531	—	—	—	—

7,032,711	—	429,040	75,460	—	3,319,275	2,372,231
468,018	632,847	12,525	1,347	162,247	493,544	2,991,894
463,320	108,965	155,741	25,677	10,050	247,920	98,397
131	3,767,181	16	12	49	163	1,503
31,181	17,421	16,976	9,519	12,099	19,016	52,591

517,361,011	278,374,481	72,221,160	31,160,462	58,519,021	650,472,058	2,899,995,195

6,477,767	344,256	1,751	523,366	48,798	4,679,562	13,332,740
—	—	—	—	—	—	—
10,311,223	93,343	24,460	182,908	441,703	1,439,009	2,303,464
385,548	230,658	59,240	23,049	66,705	552,957	2,372,245
—	—	16,921	—	—	—	—
20,224	4,067	8,953	824	1,084	11,995	18,155

17,194,762	672,324	111,325	730,147	558,290	6,683,523	18,026,604

$500,166,249	$277,702,157	$72,109,835	$30,430,315	$57,960,731	$643,788,535	$2,881,968,591

$437,886,652	$260,875,781	$71,950,432	$22,456,059	$46,344,957	$507,031,770	$1,895,532,318
2,138,984	(318,521)	418,801	61,749	(329,551)	(1,865,540)	(6,087,556)

(3,859,978)	569,932	(6,705,343)	3,520,708	(3,315,346)	35,675,019	171,494,736

64,000,591	16,574,965	6,445,945	4,391,799	15,260,671	102,947,286	821,029,093

$500,166,249	$277,702,157	$72,109,835	$30,430,315	$57,960,731	$643,788,535	$2,881,968,591

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

18,197,762	24,315,778	7,702,350	1,454,001	4,590,168	37,975,668	98,184,331

$27.49	$11.42	$9.36	$20.93	$12.63	$16.95	$29.35

—	—	6,411,437	—	—	—	—

—	—	—	—	—	—	—

    Statements of Operations

For the Six Months Ended September 30, 2012 (Unaudited)

	BUFFALO CHINA FUND	BUFFALO DISCOVERY FUND	BUFFALO FLEXIBLE INCOME FUND
INVESTMENT INCOME:
Interest	$29	$991	$5,750,346
Dividends:
Dividends from securities of unaffiliated issuers	450,156	2,694,731	3,959,358
Dividends from securities of affiliated issuers (Note 7)	3,616	—	—
Foreign tax withheld	(31,674)	—	(30,315)

Total investment income	422,127	2,695,722	9,679,389

EXPENSES:
Management fees	155,563	2,055,474	2,325,466
Custody fees	26,801	—	—
Registration fees	9,433	16,146	22,737
Other	752	5,071	5,957

Total expenses	192,549	2,076,691	2,354,160

Net investment income (loss)	229,578	619,031	7,325,229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	(1,148,365)	19,500,928	1,866,991
Investment transactions of affiliated issuers (Note 7)	—	—	—
Options written (Note 8)	—	—	275,027
Net unrealized appreciation/depreciation during the period on:
Investments	545,171	(15,164,095)	15,796,710
Options written (Note 8)	—	—	(10,103)

Net realized and unrealized gain (loss) on investments	(603,194)	4,336,833	17,928,625

Net increase (decrease) in net assets resulting from operations	$(373,616)	$4,955,864	$25,253,854

The accompanying notes are an integral part of these financial statements.

BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

$974	$7,676,461	$69	$54	$203	$1,421	$6,223

3,265,236	574,165	937,231	156,551	111,938	2,231,888	5,055,363
—	—	—	—	—	—	2,354,672
—	(16,406)	(107,871)	(2,924)	—	—	—

3,266,210	8,234,220	829,429	153,681	112,141	2,233,309	7,416,258

2,253,656	1,335,988	342,951	139,450	336,884	3,416,925	13,451,086
—	—	22,216	—	—	—	—
32,224	15,198	8,336	10,377	10,697	25,825	26,615
6,729	3,669	1,655	877	873	7,833	26,113

2,292,609	1,354,855	375,158	150,704	348,454	3,450,583	13,503,814

973,601	6,879,365	454,271	2,977	(236,313)	(1,217,274)	(6,087,556)

(1,336,798)	1,403,796	438,351	1,922,668	1,434,507	20,007,999	213,779,171
—	—	—	—	—	—	15,603,613
—	—	—	—	—	—	—

(7,378,588)	361,116	(1,965,760)	(3,209,356)	2,982,973	(59,548,675)	(148,975,250)
—	—	—	—	—	—	—

(8,715,386)	1,764,912	(1,527,409)	(1,286,688)	4,417,480	(39,540,676)	80,407,534

$(7,741,785)	$8,644,277	$(1,073,138)	$(1,283,711)	$4,181,167	$(40,757,950)	$74,319,978

    Statements of Changes in Net Assets

	BUFFALO CHINA FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012
OPERATIONS:
Net investment income (loss)	$229,578	$20,837
Net realized gain (loss) from investment transactions	(1,148,365)	(1,929,705)
Net unrealized appreciation/depreciation during the period on investments and translation of assets and liabilities in foreign currencies	545,171	(3,296,500)

Net increase (decrease) in net assets resulting from operations	(373,616)	(5,205,368)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(13,344)
Net realized gain from investment transactions	—	—

Total distributions to shareholders	—	(13,344)

CAPITAL SHARE TRANSACTIONS:
Shares sold	220,680	5,161,698
Reinvested dividends and distributions	—	12,891

Shares issued	220,680	5,174,589
Redemptions	(1,298,303)	(2,664,009)
Redemption fees (Note 5)	302	766

Shares repurchased	(1,298,001)	(2,663,243)

Net increase (decrease) from capital share transactions	(1,077,321)	2,511,346

Total increase (decrease) in net assets	(1,450,937)	(2,707,366)

NET ASSETS:
Beginning of period	22,129,722	24,837,088

End of period	$20,678,785	$22,129,722

Undistributed (distribution in excess of) net investment income (loss) at end of year	$248,145	$18,567

Fund share transactions:
Shares sold	32,899	643,594
Reinvested dividends and distributions	—	1,971

	32,899	645,565
Shares repurchased	(192,686)	(360,923)

Net increase (decrease) in fund shares	(159,787)	284,642

The accompanying notes are an integral part of these financial statements.

BUFFALO DISCOVERY FUND		BUFFALO FLEXIBLE INCOME FUND		BUFFALO GROWTH FUND		BUFFALO HIGH YIELD FUND
SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012

$619,031	$(1,625,442)	$7,325,229	$7,963,786	$973,601	$1,161,671	$6,879,365	$13,918,338
19,500,928	22,793,819	2,142,018	(181,742)	(1,336,798)	(2,464,048)	1,403,796	298,745
(15,164,095)	20,000,119	15,786,607	15,964,790	(7,378,588)	44,671,784	361,116	24,117

4,955,864	41,168,496	25,253,854	23,746,834	(7,741,785)	43,369,407	8,644,277	14,241,200

—	—	(7,199,755)	(7,871,498)	—	(69,262)	(7,934,908)	(14,274,625)
—	(21,747,641)	—	—	—	(7,937,395)	—	—

—	(21,747,641)	(7,199,755)	(7,871,498)	—	(8,006,657)	(7,934,908)	(14,274,625)

74,344,008	135,265,084	244,598,674	234,722,990	79,865,573	294,658,152	83,701,202	87,708,544
—	21,444,054	6,663,104	7,129,106	—	7,794,818	5,355,823	10,532,596

74,344,008	156,709,138	251,261,778	241,852,096	79,865,573	302,452,970	89,057,025	98,241,140
(44,061,086)	(123,587,768)	(46,246,222)	(64,414,428)	(79,106,610)	(150,860,547)	(67,860,228)	(71,614,907)
11,753	42,093	25,661	84,284	12,734	67,978	25,389	202,036

(44,049,333)	(123,545,675)	(46,220,561)	(64,330,144)	(79,093,876)	(150,792,569)	(67,834,839)	(71,412,871)

30,294,675	33,163,463	205,041,217	177,521,952	771,697	151,660,401	21,222,186	26,828,269

35,250,539	52,584,318	223,095,316	193,397,288	(6,970,088)	187,023,151	21,931,555	26,794,844

416,772,347	364,188,029	377,851,360	184,454,072	507,136,337	320,113,186	255,770,602	228,975,758

$452,022,886	$416,772,347	$600,946,676	$377,851,360	$500,166,249	$507,136,337	$277,702,157	$255,770,602

$528,016	$(91,015)	$377,076	$251,602	$2,138,984	$1,165,383	$(318,521)	$737,022

4,511,560	8,607,620	19,672,666	19,681,141	3,013,689	11,506,939	7,409,555	7,903,466
—	1,523,015	535,863	609,411	—	318,546	473,969	956,505

4,511,560	10,130,635	20,208,529	20,290,552	3,013,689	11,825,485	7,883,524	8,859,971
(2,706,782)	(7,916,853)	(3,735,377)	(5,494,502)	(2,973,371)	(5,909,785)	(6,011,635)	(6,414,869)

1,804,778	2,213,782	16,473,152	14,796,050	40,318	5,915,700	1,871,889	2,445,102

    Statements of Changes in Net Assets

	BUFFALO INTERNATIONAL FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012
OPERATIONS:
Net investment income (loss)	$454,271	$385,579
Net realized gain (loss) from investment transactions	438,351	(3,168,401)
Net unrealized appreciation/depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(1,965,760)	1,615,542

Net increase (decrease) in net assets resulting from operations	(1,073,138)	(1,167,280)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(344,354)
Net realized gain from investment transactions	—	—

Total distributions to shareholders	—	(344,354)

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,239,630	23,048,370
Reinvested dividends and distributions	—	311,460

Shares issued	4,239,630	23,359,830
Redemptions	(1,862,049)	(5,779,246)
Redemption fees (Note 5)	508	740

Shares repurchased	(1,861,541)	(5,778,506)

Net increase (decrease) from capital share transactions	2,378,089	17,581,324

Total increase (decrease) in net assets	1,304,951	16,069,690

NET ASSETS:
Beginning of period	70,804,884	54,735,194

End of period	$72,109,835	$70,804,884

Undistributed (distribution in excess of) net investment income (loss) at end of year	$418,801	$(35,470)

Fund share transactions:
Shares sold	472,135	2,445,859
Reinvested dividends and distributions	—	37,890

	472,135	2,483,749
Shares repurchased	(207,422)	(638,423)

Net increase (decrease) in fund shares	264,713	1,845,326

The accompanying notes are an integral part of these financial statements.

BUFFALO LARGE CAP FUND		BUFFALO MICRO CAP FUND		BUFFALO MID CAP FUND		BUFFALO SMALL CAP FUND
SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	PERIOD ENDED MARCH 31, 2012	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012

$2,977	$58,772	$(236,313)	$(324,672)	$(1,217,274)	$(2,411,201)	$(6,087,556)	$(102,074)
1,922,668	1,831,151	1,434,507	1,777,933	20,007,999	16,985,345	229,382,784	(47,948,888)
(3,209,356)	(628,450)	2,982,973	4,063,821	(59,548,675)	26,505,163	(148,975,250)	104,205,404

(1,283,711)	1,261,473	4,181,167	5,517,082	(40,757,950)	41,079,307	74,319,978	56,154,442

—	(62,922)	—	—	—	—	—	—
—	(201,892)	—	—	—	(13,548,232)	—	(5,878,612)

—	(264,814)	—	—	—	(13,548,232)	—	(5,878,612)

900,514	7,850,317	16,908,033	9,590,701	72,728,826	180,540,562	378,865,088	382,125,538
—	260,214	—	—	—	12,958,850	—	5,588,302

900,514	8,110,531	16,908,033	9,590,701	72,728,826	193,499,412	378,865,088	387,713,840
(7,176,674)	(7,189,908)	(4,126,803)	(5,450,819)	(122,754,458)	(241,074,842)	(339,930,427)	(826,854,018)
284	447	17,170	4,711	5,418	23,680	18,258	115,316

(7,176,390)	(7,189,461)	(4,109,633)	(5,446,108)	(122,749,040)	(241,051,162)	(339,912,169)	(826,738,702)

(6,275,876)	921,070	12,798,400	4,144,593	(50,020,214)	(47,551,750)	38,952,919	(439,024,862)

(7,559,587)	1,917,729	16,979,567	9,661,675	(90,778,164)	(20,020,675)	113,272,897	(388,749,032)

37,989,902	36,072,173	40,981,164	31,319,489	734,566,699	754,587,374	2,768,695,694	3,157,444,726

$30,430,315	$37,989,902	$57,960,731	$40,981,164	$643,788,535	$734,566,699	$2,881,968,591	$2,768,695,694

$61,749	$58,772	$(329,551)	$(93,238)	$(1,865,540)	$(648,266)	$(6,087,556)	$—

44,218	381,672	1,442,248	981,904	4,339,598	10,838,407	13,277,463	14,842,433
—	14,089	—	—	—	843,675	—	223,711

44,218	395,761	1,442,248	981,904	4,339,598	11,682,082	13,277,463	15,066,144
(350,438)	(356,182)	(351,922)	(541,112)	(7,288,892)	(14,500,886)	(12,087,700)	(32,118,874)

(306,220)	39,579	1,090,326	440,792	(2,949,294)	(2,818,804)	1,189,763	(17,052,730)

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO CHINA FUND

Condensed data for a share of capital stock outstanding throughout the period.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012		YEARS ENDED MARCH 31,
			2012	2011		2010		2009(2)(3)	2008
	(Unaudited)

Net asset value, beginning of period	$7.06		$8.71	$7.96		$4.92		$9.35	$10.53

Income from investment operations:
Net investment income (loss)	0.08		0.01	0.01		(0.02	)(4)	0.02	0.02
Net gains (losses) on securities (both realized and unrealized)	(0.19)		(1.65)	0.74		3.07		(4.17)	(0.29)

Total from investment operations	(0.11)		(1.64)	0.75		3.05		(4.15)	(0.27)

Less distributions:
Dividends from net investment income	—		(0.01)	—		(0.01)		(0.02)	(0.05)
Distributions from capital gains	—		—	—		—		(0.26)	(0.87)

Total distributions	—		(0.01)	—		(0.01)		(0.28)	(0.92)

Paid-in capital from redemption fees (Note 5)	—	(1)	— (1)	—	(1)	—	(1)	— (1)	0.01

Net asset value, end of period	$6.95		$7.06	$8.71		$7.96		$4.92	$9.35

Total return*	(1.56%	)	(18.89% )	9.42%		61.88%		(45.89% )	(4.47% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,679		$22,130	$24,837		$23,864		$14,313	$29,413
Ratio of expenses to average net assets**	1.86%		1.80%	1.75%		1.78%		1.83%	1.72%
Ratio of net investment income (loss) to average net assets**	2.21%		0.09%	0.09%		(0.26%	)	0.24%	0.10%
Portfolio turnover rate*	32%		94%	12%		22%		54%	75%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
(2)

Kornitzer Capital Management, Inc. assumed sole management advisory responsibility for Buffalo China Fund effective November 17, 2008. Prior to November 17, 2008, Jayhawk Capital Management, LLC provided sub-advisory services.

(3)	Effective November 17, 2008, the Fund name was changed to Buffalo China Fund. Prior to November 17, 2008, the Fund was known as the Buffalo Jayhawk China Fund.
(4)	Net investment loss per share calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO DISCOVERY FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012(3)	YEARS ENDED MARCH 31,
		2012	2011		2010		2009	2008
	(Unaudited)

Net asset value, beginning of year	$16.96	$16.28	$13.76		$8.55		$11.41	$13.48

Income from investment operations:
Net investment income (loss)	0.02	(0.07)	(0.05	)(1)	(0.03	)(1)	(0.02)	(0.06)
Net gains (losses) on securities (both realized and unrealized)	0.15	1.74	2.89		5.24		(2.64)	(1.26)

Total from investment operations	0.17	1.67	2.84		5.21		(2.66)	(1.32)

Less distributions from capital gains	—	(0.99)	(0.32)		—		(0.20)	(0.75)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—		—		—	—

Net asset value, end of year	$17.13	$16.96	$16.28		$13.76		$8.55	$11.41

Total return*	1.00%	11.50%	20.77%		60.94%		(23.85% )	(10.57% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$452,023	$416,772	$364,188		$229,814		$102,480	$144,851
Ratio of expenses to average net assets**	1.01%	1.01%	1.02%		1.02%		1.03%	1.02%
Ratio of net investment income (loss) to average net assets**	0.30%	(0.46% )	(0.33%	)	(0.22%	)	(0.24% )	(0.39% )
Portfolio turnover rate*	30%	52%	38%		35%		51%	52%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.
(3)	Effective June 29, 2012, the Fund name was changed to Buffalo Discovery Fund. Prior to June 29, 2012, the Fund was known as the Buffalo Science & Technology Fund.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO FLEXIBLE INCOME FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012	YEARS ENDED MARCH 31,
		2012(2)	2011	2010	2009	2008
	(Unaudited)

Net asset value, beginning of year	$12.39	$11.76	$10.61	$7.89	$11.38	$11.71

Income from investment operations:
Net investment income	0.19	0.41	0.33	0.35	0.38	0.36
Net gains (losses) on securities (both realized and unrealized)	0.41	0.63	1.15	2.72	(3.49)	0.05

Total from investment operations	0.60	1.04	1.48	3.07	(3.11)	0.41

Less distributions:
Dividends from net investment income	(0.19)	(0.41)	(0.33)	(0.35)	(0.38)	(0.36)
Distributions from capital gains	—	—	—	—	—	(0.38)

Total distributions	(0.19)	(0.41)	(0.33)	(0.35)	(0.38)	(0.74)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$12.80	$12.39	$11.76	$10.61	$7.89	$11.38

Total return*	4.90%	9.15%	14.27%	39.32%	(27.75% )	3.23%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$600,947	$377,851	$184,454	$154,312	$113,692	$166,661
Ratio of expenses to average net assets**	1.01%	1.01%	1.02%	1.03%	1.03%	1.02%
Ratio of net investment income to average net assets**	3.15%	3.49%	2.98%	3.55%	3.85%	2.99%
Portfolio turnover rate*	14%	19%	26%	12%	14%	17%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
(2)	Effective July 29, 2011, the Fund name was changed to Buffalo Flexible Income Fund. Prior to July 29, 2011, the Fund was known as the Buffalo Balanced Fund.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO GROWTH FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012	YEARS ENDED MARCH 31,
		2012	2011	2010(1)	2009	2008
	(Unaudited)

Net asset value, beginning of year	$27.93	$26.15	$21.87	$14.29	$20.85	$23.15

Income from investment operations:
Net investment income	0.05	0.06	0.07	0.10	0.10	0.08
Net gains (losses) on securities (both realized and unrealized)	(0.49)	2.17	4.28	7.58	(6.48)	(1.48)

Total from investment operations	(0.44)	2.23	4.35	7.68	(6.38)	(1.40)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.06)	(0.10)	(0.11)	(0.08)
Distributions from capital gains	—	(0.44)	(0.01)	—	(0.07)	(0.82)
Return of capital	—	—	—	— (2)	—	—

Total distributions	—	(0.45)	(0.07)	(0.10)	(0.18)	(0.90)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$27.49	$27.93	$26.15	$21.87	$14.29	$20.85

Total return*	(1.58% )	8.78%	19.88%	53.80%	(30.70% )	(6.51% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$500,166	$507,136	$320,113	$105,087	$68,221	$109,792
Ratio of expenses to average net assets**	0.92%	0.92%	0.99%	1.03%	1.05%	1.03%
Ratio of net investment income to average net assets**	0.39%	0.27%	0.27%	0.51%	0.53%	0.37%
Portfolio turnover rate*	22%	46%	47%	30%	51%	31%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Effective July 31, 2009, the Fund name was changed to Buffalo Growth Fund. Prior to July 31, 2009, the Fund was known as the Buffalo USA Global Fund.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO HIGH YIELD FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012	YEARS ENDED MARCH 31,
		2012	2011	2010	2009	2008
	(Unaudited)

Net asset value, beginning of year	$11.40	$11.45	$10.88	$8.20	$10.40	$11.26

Income from investment operations:
Net investment income	0.29	0.66	0.64	0.63	0.70	0.65
Net gains (losses) on securities (both realized and unrealized)	0.07	(0.03)	0.56	2.68	(2.10)	(0.81)

Total from investment operations	0.36	0.63	1.20	3.31	(1.40)	(0.16)

Less distributions:
Dividends from net investment income	(0.34)	(0.68)	(0.63)	(0.63)	(0.72)	(0.67)
Distributions from capital gains	—	—	—	—	(0.08)	(0.03)

Total distributions	(0.34)	(0.68)	(0.63)	(0.63)	(0.80)	(0.70)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$11.42	$11.40	$11.45	$10.88	$8.20	$10.40

Total return*	3.22%	5.86%	11.35%	40.96%	(13.64% )	(1.52% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$277,702	$255,771	$228,976	$172,240	$95,346	$151,176
Ratio of expenses to average net assets**	1.01%	1.02%	1.02%	1.02%	1.03%	1.02%
Ratio of net investment income to average net assets**	5.15%	5.89%	5.75%	6.31%	7.08%	5.71%
Portfolio turnover rate*	17%	21%	25%	41%	7%	22%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO INTERNATIONAL FUND

Condensed data for a share of capital stock outstanding throughout the period.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012	YEARS ENDED MARCH 31,				FOR THE PERIOD FROM SEPTEMBER 28, 2007 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2008
		2012	2011	2010	2009
	(Unaudited)

Net asset value, beginning of period	$9.52	$9.79	$8.70	$5.31	$9.37	$10.00

Income from investment operations:
Net investment income	0.06	0.05	0.06	0.05	0.08	0.02
Net gains (losses) on securities (both realized and unrealized)	(0.22)	(0.27)	1.08	3.40	(4.04)	(0.65)

Total from investment operations	(0.16)	(0.22)	1.14	3.45	(3.96)	(0.63)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.05)	(0.05)	(0.06)	—
Distributions from capital gains	—	—	—	—	(0.01)	—
Return of capital	—	—	—	(0.01)	(0.03)	—

Total distributions	—	(0.05)	(0.05)	(0.06)	(0.10)	—

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of period	$9.36	$9.52	$9.79	$8.70	$5.31	$9.37

Total return*	(1.68% )	(2.20% )	13.09%	65.00%	(42.76% )	(6.30% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72,110	$70,805	$54,735	$29,960	$13,632	$22,038
Ratio of expenses to average net assets**	1.09%	1.14%	1.17%	1.22%	1.20%	1.29%
Ratio of net investment income to average net assets**	1.32%	0.58%	0.38%	0.61%	0.97%	0.39%
Portfolio turnover rate*	5%	29%	35%	38%	26%	11%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO LARGE CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012	YEARS ENDED MARCH 31,
		2012	2011	2010	2009	2008
	(Unaudited)

Net asset value, beginning of year	$21.58	$20.96	$18.60	$11.66	$19.68	$21.59

Income from investment operations:
Net investment income	0.01	0.04	0.04	0.05	0.04	0.02
Net gains (losses) on securities (both realized and unrealized)	(0.66)	0.74	2.38	6.93	(6.14)	(1.30)

Total from investment operations	(0.65)	0.78	2.42	6.98	(6.10)	(1.28)

Less distributions:
Dividends from net investment income	—	(0.04)	(0.06)	(0.04)	—	(0.02)
Distributions from capital gains	—	(0.12)	—	—	(1.92)	(0.61)

Total distributions	—	(0.16)	(0.06)	(0.04)	(1.92)	(0.63)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$20.93	$21.58	$20.96	$18.60	$11.66	$19.68

Total return*	(3.01% )	3.84%	13.04%	59.85%	(34.35% )	(6.25% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$30,430	$37,990	$36,072	$36,765	$21,320	$41,513
Ratio of expenses to average net assets**	0.97%	0.96%	1.04%	1.08%	1.09%	1.05%
Ratio of net investment income to average net assets**	0.02%	0.17%	0.19%	0.35%	0.23%	0.11%
Portfolio turnover rate*	18%	59%	28%	35%	27%	32%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO MICRO CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012		YEARS ENDED MARCH 31,
			2012		2011		2010		2009	2008
	(Unaudited)

Net asset value, beginning of year	$11.71		$10.24		$8.18		$4.40		$8.45	$13.32

Income from investment operations:
Net investment loss	(0.05)		(0.09)		(0.07	)(1)	—		(0.07)	(0.16)
Net gains (losses) on securities (both realized and unrealized)	0.97		1.56		2.13		3.78		(3.49)	(3.69)

Total from investment operations	0.92		1.47		2.06		3.78		(3.56)	(3.85)

Less distributions from capital gains	—		—		—		—		(0.49)	(1.02)

Paid-in capital from redemption fees(2) (Note 5)	—		—		—		—		—	—

Net asset value, end of year	$12.63		$11.71		$10.24		$8.18		$4.40	$8.45

Total return*	7.86%		14.36%		25.18%		85.91%		(42.64% )	(30.23% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$57,961		$40,981		$31,319		$22,679		$14,017	$27,383
Ratio of expenses to average net assets**	1.50%		1.51%		1.53%		1.54%		1.55%	1.50%
Ratio of net investment loss to average net assets**	(1.02%	)	(0.99%	)	(0.82%	)	(1.10%	)	(1.01% )	(1.08% )
Portfolio turnover rate*	7%		31%		30%		28%		31%	34%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO MID CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012	YEARS ENDED MARCH 31,
		2012	2011		2010		2009	2008
	(Unaudited)

Net asset value, beginning of year	$17.95	$17.25	$14.89		$9.27		$12.86	$15.53

Income from investment operations:
Net investment loss	(0.03)	(0.06)	(0.04	)(1)	(0.05	)(1)	(0.03)	(0.03)
Net gains (losses) on securities (both realized and unrealized)	(0.97)	1.08	2.40		5.67		(3.38)	(1.42)

Total from investment operations	(1.00)	1.02	2.36		5.62		(3.41)	(1.45)

Less distributions from capital gains	—	(0.32)	—		—		(0.18)	(1.22)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—		—		—	—

Net asset value, end of year	$16.95	$17.95	$17.25		$14.89		$9.27	$12.86

Total return*	(5.57% )	6.22%	15.85%		60.63%		(26.96% )	(10.60% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$643,789	$734,567	$754,587		$469,929		$193,720	$380,008
Ratio of expenses to average net assets**	1.01%	1.01%	1.02%		1.02%		1.02%	1.01%
Ratio of net investment loss to average net assets**	(0.36% )	(0.34% )	(0.23%	)	(0.43%	)	(0.26% )	(0.23% )
Portfolio turnover rate*	19%	31%	21%		12%		17%	34%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO SMALL CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012		YEARS ENDED MARCH 31,
			2012		2011		2010	2009	2008
	(Unaudited)

Net asset value, beginning of year	$28.54		$27.69		$24.90		$16.21	$20.48	$28.00

Income from investment operations:
Net investment income (loss)	(0.06)		—	(2)	(0.10	)(1)	(0.01)	0.04	(0.11)
Net gains (losses) on securities (both realized and unrealized)	0.87		0.91		2.89		8.73	(3.55)	(4.75)

Total from investment operations	0.81		0.91		2.79		8.72	(3.51)	(4.86)

Less dividends and distributions:
Dividends from net investment income	—		—		—		(0.03)	—	—
Distributions from capital gains	—		(0.06)		—		—	(0.76)	(2.66)
Return of capital	—		—		—		— (2)	—	—

Total dividends and distributions	—		(0.06)		—		(0.03)	(0.76)	(2.66)

Paid-in capital from redemption fees(2) (Note 5)	—		—		—		—	—	—

Net asset value, end of year	$29.35		$28.54		$27.69		$24.90	$16.21	$20.48

Total return*	2.84%		3.31%		11.20%		53.80%	(18.00% )	(18.74% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$2,881,969		$2,768,696		$3,157,445		$2,931,836	$1,257,265	$1,602,315
Ratio of expenses to average net assets**	1.00%		1.00%		1.01%		1.01%	1.01%	1.00%
Ratio of net investment income (loss) to average net assets**	(0.45%	)	(0.00%	)(3)	(0.40%	)	(0.51% )	0.22%	(0.41% )
Portfolio turnover rate*	19%		24%		16%		9%	15%	37%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.
(3)	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

    Notes to Financial Statements

September 30, 2012 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Funds (comprised of the Buffalo China Fund, Buffalo Discovery Fund (formerly Buffalo Science & Technology Fund), Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, and Buffalo Small Cap Fund) (the “Funds”), are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate fund.

The investment objective of the Buffalo China Fund, Buffalo Discovery Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund is long-term growth of capital.

The investment objectives of the Buffalo Flexible Income Fund are the generation of high current income and, as a secondary objective, the long-term growth of capital.

The investment objective of the Buffalo High Yield Fund is current income, with long-term growth of capital as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2012, the Buffalo High Yield Fund held two fair valued securities, with a market value of $1,773,695 or 0.64% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo China Fund and the Buffalo International Fund use a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (NYSE).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

On May 12, 2011, the FASB issued an Accounting Standard Update (ASU) No. 2011-04, modifying FASB Accounting Standards Codification (ASC) Topic 820, Fair Valuation Measurement and Disclosure. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to change in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Other than requiring additional disclosures, the adoption of this guidance did not have material impact on the financial statements of the Funds.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9 — Foreign Investment Risks, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2012. These assets are measured on a recurring basis.

BUFFALO CHINA FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$2,399,903	$14,113,281	$—	$16,513,184
Short Term Investment	1,692,995	—	—	1,692,995

Total*	$4,092,898	$14,113,281	$—	$18,206,179

BUFFALO DISCOVERY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$438,219,011	$—	$—	$438,219,011
Short Term Investment	24,368,506	—	—	24,368,506

Total*	$462,587,517	$—	$—	$462,587,517

BUFFALO FLEXIBLE INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$295,233,752	$—	$—	$295,233,752
REITS	1,096,000	—	—	1,096,000
Convertible Bonds	—	20,333,688	—	20,333,688
Corporate Bonds	—	149,159,000	—	149,159,000
Short Term Investments	145,548,351	—	—	145,548,351

Total*	$441,878,103	$169,492,688	$—	$611,370,791

Written Options	$(305,265)	$(25,012)	$—	$(330,277)

BUFFALO GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$493,070,357	$—	$—	$493,070,357
Short Term Investment	16,295,293	—	—	16,295,293

Total*	$509,365,650	$—	$—	$509,365,650

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

    Notes to Financial Statements

September 30, 2012 (Unaudited)

(Continued)

BUFFALO HIGH YIELD FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$7,464,220	$—	$—	$7,464,220
Convertible Preferred Stocks	2,111,265	2,730,313	—	4,841,578
Preferred Stocks	3,156,250	2,614,060	—	5,770,310
Convertible Bonds	—	23,113,700	—	23,113,700
Corporate Bonds	—	162,162,161	1,773,695	163,935,856
Short Term Investments	68,675,919	—	—	68,675,919

Total*	$81,407,654	$190,620,234	$1,773,695	$273,801,583

BUFFALO INTERNATIONAL FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$60,194,221	$—	$—	$60,194,221
Preferred Stocks	2,292,333	—	—	2,292,333
Short Term Investment	2,703,777	—	—	2,703,777

Total*	$65,190,331	$—	$—	$65,190,331

BUFFALO LARGE CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$29,577,192	$—	$—	$29,577,192
Short Term Investment	1,471,255	—	—	1,471,255

Total*	$31,048,447	$—	$—	$31,048,447

BUFFALO MICRO CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$52,590,877	$—	$—	$52,590,877
Short Term Investments	5,743,699	—	—	5,743,699

Total*	$58,334,576	$—	$—	$58,334,576

BUFFALO MID CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$628,451,527	$—	$—	$628,451,527
Short Term Investment	17,940,613	—	—	17,940,613

Total*	$646,392,140	$—	$—	$646,392,140

BUFFALO SMALL CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$2,697,838,000	$—	$—	$2,697,838,000
Short Term Investment	196,640,579	—	—	196,640,579

Total*	$2,894,478,579	$—	$—	$2,894,478,579

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a summary of quantitative information about significant unobservable valuation inputs for the Buffalo High Yield Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2012:

INVESTMENTS	FAIR VALUE AS OF SEPTEMBER 30, 2012	VALUATION TECHNIQUE	UNOBSERVABLE INPUTS
Lamar Media Corp., 6.625%, 08/15/2016	$1,773,695	Market Comparables	Broker Quotes Comparables Pricing

The following is a reconciliation of the Buffalo Flexible Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2012:

FAIR VALUE MEASUREMENT USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	INVESTMENTS IN SECURITIES PERIOD ENDED SEPTEMBER 30, 2012
Fair Value as of 3/31/2012	$5,875,247
Total unrealized loss included in earnings	(18,808)
Realized gain included in earnings	14,211
Sales	(2,445,000)
Transfer out of Level 3*	(3,425,650)

Fair Value as of 9/30/2012	$—

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

*	The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2012:

FAIR VALUE MEASUREMENT USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	INVESTMENTS IN SECURITIES PERIOD ENDED SEPTEMBER 30, 2012
Fair Value as of 3/31/2012**	$4,284,729
Total unrealized loss included in earnings	(29,899)
Sales	(2,909,000)
Transfer into Level 3*	1,798,125
Transfer out of Level 3	(1,370,260)

Fair Value as of 9/30/2012**	$1,773,695

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$(24,430)

*	One security transferred into Level 3 as the security was fair valued by the Valuation Committee due to a halt in trading on August 31, 2012. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.
**	Includes a security that was valued at $0 based on unobservable inputs as of March 31, 2012. There was no change in value in the investment(s) during the period ended September 30, 2012.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Discovery Fund and Buffalo Small Cap Fund. During the year, there were the following transfers between Levels 1, Level 2 and Level 3:

	MARKET VALUE TRANSFERRED BETWEEN
FUND	LEVEL 1 & LEVEL 2	LEVEL 2 & LEVEL 3
Buffalo China Fund***	14,113,281	—
Buffalo Flexible Income Fund*	—	3,425,650
Buffalo High Yield Fund*	—	1,370,260
Buffalo High Yield Fund**	—	1,798,125

*	Transfer out of Level 3 is due to one security being priced by the pricing service. The security was fair valued under procedures approved by the Board of Trustees.
**	Transfer into Level 3 is due to a security not being priced by the pricing service. The security was fair valued under procedures approved by the Board of Trustees.
***	Transfer into Level 2 is due to the Fair Valuation Trigger being met.

B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

The Funds have analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2009 through March 31, 2012. The Funds have no examinations in progress.

At March 31, 2012, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the

    Notes to Financial Statements

September 30, 2012 (Unaudited)

(Continued)

exercise of reasonable diligence. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. Generally Accepted Accounting Principles (GAAP). These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of late year and wash sale losses.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. FOREIGN CURRENCY TRANSLATION — Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

G. PURCHASED AND WRITTEN OPTION CONTRACTS — Certain of the Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which a Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value. The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Funds’ investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 8 for written option activity.

H. INDEMNIFICATIONS — Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the six months ended September 30, 2012 and the year ended March 31, 2012 was as follows:

	PERIOD ENDED SEPTEMBER 30, 2012		YEAR ENDED MARCH 31, 2012
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS*	ORDINARY INCOME	RETURN OF CAPITAL	LONG-TERM CAPITAL GAINS*
Buffalo China Fund	—	—	13,344	—	—
Buffalo Discovery Fund	—	—	2,035,668	—	19,711,973
Buffalo Flexible Income Fund	7,199,755	—	7,871,498	—	—
Buffalo Growth Fund	—	—	1,721,915	—	6,284,742
Buffalo High Yield Fund	7,934,908	—	14,274,625	—	—
Buffalo International Fund	—	—	344,354	—	—
Buffalo Large Cap Fund	—	—	62,922	—	201,892
Buffalo Micro Cap Fund	—	—	—	—	—
Buffalo Mid Cap Fund	—	—	—	—	13,548,232
Buffalo Small Cap Fund	—	—	—	648	5,877,964

*	The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3)(c), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the recharacterization of short-term capital gain distributions to ordinary distributions for tax purposes.

As of March 31, 2012, the components of accumulated earnings (losses) for income tax purposes were as follows:

	BUFFALO CHINA FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND
Tax cost of Investments(a)	$19,538,122	$332,224,777	$437,906,416	$236,200,459	$56,782,412

Unrealized Appreciation	1,939,297	44,323,788	84,212,929	19,016,542	11,231,635
Unrealized Depreciation	(1,564,764)	(3,033,864)	(13,435,229)	(3,612,571)	(2,821,350)

Net unrealized appreciation	374,533	41,289,924	70,777,700	15,403,971	8,410,285

Undistributed Ordinary Income	18,567	309,621	1,165,383	1,546,900	—
Undistributed Long Term Capital Gain	—	—	—	—	—

Distributable earnings	18,567	309,621	1,165,383	1,546,900	—

Other accumulated loss	(12,005,217)	(2,698,291)	(1,921,701)	(833,864)	(7,177,744)

Total accumulated gain/(loss)	(11,612,117)	38,901,254	70,021,382	16,117,007	1,232,541

	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO DISCOVERY FUND	BUFFALO SMALL CAP FUND
Tax cost of Investments(a)	$30,398,270	$28,499,422	$574,943,050	$335,195,243	$1,824,990,395

Unrealized Appreciation	8,390,689	13,659,537	184,020,664	95,859,484	1,063,301,391
Unrealized Depreciation	(818,889)	(1,381,839)	(21,524,703)	(12,446,595)	(93,428,993)

Net unrealized appreciation	7,571,800	12,277,698	162,495,961	83,412,889	969,872,398

Undistributed Ordinary Income	58,772	—	—	—	—
Undistributed Long Term Capital Gain	1,627,395	—	15,667,020	15,248,774	—

Distributable earnings	1,686,167	—	15,667,020	15,248,774	—

Other accumulated loss	—	(4,843,091)	(648,266)	(91,015)	(57,756,104)

Total accumulated gain	9,257,967	7,434,607	177,514,715	98,570,648	912,116,294

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, premium amortization and Trust Preferred Instrument & Contingent Payment Debt Instrument adjustments.

(a)	Represents cost for federal income tax purposes and may differ from the cost for financial reporting purposes.

The Buffalo Micro Cap Fund utilized $1,748,789 of prior year capital loss carryover in the current year. As of March 31, 2012, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

BUFFALO CHINA FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-09	March-17	1,307,508	—
March-10	March-18	7,794,631	—
March-11	March-19	843,515	—
March-12	Unlimited	919,459	664,542

	Totals	10,865,113	664,542

BUFFALO FLEXIBLE INCOME FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-09	March-17	261,035	—
March-10	March-18	57,091	—
March-11	March-19	428,749	—
March-12	Unlimited	—	1,346,654

	Totals	746,875	1,346,654

BUFFALO GROWTH FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-12	Unlimited	1,921,701	—

	Totals	1,921,701	—

    Notes to Financial Statements

September 30, 2012 (Unaudited)

(Continued)

BUFFALO HIGH YIELD FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-10	March-18	310,660	—
March-12	Unlimited	460,435	—

	Totals	771,095	—

BUFFALO INTERNATIONAL FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-09	March-17	970,960	—
March-10	March-18	2,976,289	—
March-12	Unlimited	735,535	809,320

	Totals	4,682,784	809,320

BUFFALO MICRO CAP FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-10	March-18	4,749,853	—

	Totals	4,749,853	—

BUFFALO SMALL CAP FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-12	Unlimited	—	57,756,104

	Totals	—	57,756,104

RIC Modernization Act — On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforward will retain their characteristics as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

At March 31, 2012, the following Funds deferred, on a tax basis, qualified late year losses, consisting of ordinary late year losses and post-October losses, as follows:

	LATE YEAR ORDINARY LOSSES	POST OCTOBER CAPITAL LOSSES
Buffalo China Fund	$—	$475,148
Buffalo Flexible Income Fund	$—	$643,683
Buffalo High Yield Fund	$—	$62,769
Buffalo International Fund	$35,470	$1,649,383
Buffalo Micro Cap Fund	$93,238	$—
Buffalo Mid Cap Fund	$648,266	$—
Buffalo Discovery Fund	$91,015	$—

For the year ended March 31, 2012, the Buffalo International Fund and the Buffalo China Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Buffalo China Fund
COUNTRY	GROSS DIVIDEND PER SHARE	TAXES WITHHELD PER SHARE
Bermuda	$13,582	$—
China	218,770	21,877
Hong Kong	222,515	14,943
Cayman Islands	38,149	—

Total	$493,016	$36,820

Buffalo International Fund
COUNTRY	GROSS DIVIDEND PER SHARE	TAXES WITHHELD PER SHARE
Austria	$6,600	$—
Bermuda	84,389	—
Brazil	213,973	10,475
Canada	3,276	491
Switzerland	60,707	5,102
Chile	27,061	9,471
Germany	128,640	21,106
Spain	2,747	522
France	138,564	21,457
United Kingdom	136,611	—
Hong Kong	106,646	4,449
Israel	17,914	3,163
India	23,513	—
Japan	27,301	1,911
Cayman Islands	47,890	—
Luxembourg	57,120	8,568
Mexico	5,886	—
Malaysia	10,439	—
Netherlands	70,728	7,116
Norway	8,235	1,235
Sweden	25,773	3,866
Singapore	7,558	—
Taiwan	31,968	6,394

Total	$1,243,539	$105,326

3. RELATED PARTY TRANSACTIONS:

Management fees are paid to Kornitzer Capital Management, Inc. (“KCM”) at the rate of 1.00% per annum of the average daily net asset values of the Funds, except for the Buffalo China Fund, Buffalo Micro Cap Fund, Buffalo Growth Fund and Buffalo Large Cap Fund which have a management fee rate of 1.50%, 1.45%, 0.90% and 0.90%, respectively. The management fees are for services which include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel; fees and expenses of officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), KCM pays U.S. Bancorp a fee of 30/100 of 1% (0.30%) of each Fund’s average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Growth Fund and the Buffalo Large Cap Fund, where U.S. Bancorp receives 25/100 of 1% (0.25%). U.S. Bancorp provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of U.S. Bancorp.

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. Certain officers and a trustee of the Funds are also officers and/or directors of KCM.

A trustee of the Funds is affiliated with U.S. Bancorp and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds, as described above.

4. AGGREGATE COMPENSATION TO TRUSTEES:

The Funds do not directly compensate any of their trustees. U.S. Bancorp pays trustee fees to non-interested Board members from its share of the management fee that it receives from KCM. The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Boards for the six months ended September 30, 2012 was $88,250. Interested trustees who are affiliated with either KCM or the Funds’ service providers do not receive any compensation from the Funds, but are compensated directly by the advisor or service provider in connection with their employment with those entities.

5. REDEMPTION FEE:

Shares of the Buffalo Flexible Income Fund, Buffalo International Fund, Buffalo China Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Discovery Fund and Buffalo Growth Fund sold or exchanged within 60 days of their purchase and shares of the

    Notes to Financial Statements

September 30, 2012 (Unaudited)

(Continued)

Buffalo High Yield Fund, Buffalo Micro Cap Fund and Buffalo Small Cap Fund sold or exchanged within 180 days of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The Funds will employ the “first in, first out” method to calculate the 60-day or 180-day holding period. The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

6. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2012, were as follows:

	BUFFALO CHINA FUND	BUFFALO DISCOVERY FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND
Purchases	$6,053,279	$159,501,491	$176,774,351	$122,556,156	$37,815,671
Proceeds from Sales	$8,594,062	$120,527,029	$53,495,929	$105,097,555	$62,807,593
	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND
Purchases	$3,367,637	$5,812,910	$14,409,681	$124,293,864	$530,907,083
Proceeds from Sales	$3,314,026	$11,505,339	$3,238,563	$143,922,007	$482,557,630

There were no purchases or sales of long-term U.S. government securities for any Funds during the six months ended September 30, 2012.

7. TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo China Fund and the Buffalo Small Cap Fund as of September 30, 2012 amounted to $267,132 and $549,238,274, respectively, representing 1.29% and 19.06% of net assets, respectively. There were no affiliates companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at September 30, 2012 or was an affiliate during the period ended September 30, 2012 is as follows:

BUFFALO CHINA FUND
	SIHUAN PHARMACEUTICAL HOLDINGS GROUP LTD.	TOTAL
March 31, 2012 Balance
Shares	—	—
Cost	$—	$—
Gross Additions
Shares	477,250	—
Cost	$185,927	$185,927
Gross Deductions
Shares	—	—
Cost	$—	$—
September 30, 2012 Balance
Shares	736,000	—
Cost	$287,360	$287,360

Realized gain (loss)	$—	$—

Investment income	$3,616	$3,616

BUFFALO SMALL CAP FUND
	ADTRAN, INC.	ALIGN TECHNOLOGY, INC.	CAPELLA EDUCATION CO.(1)	THE CORPORATE EXECUTIVE BOARD CO.	DEALERTRACK HOLDINGS INC.	DICE HOLDINGS INC.	INTERNAP NETWORK SERVICES CORP.
March 31, 2012 Balance
Shares	—	4,294,425	—	2,393,210	2,787,050	3,299,725	3,130,500
Cost	$—	$46,006,128	$—	$45,498,413	$45,590,662	$38,056,552	$45,426,094
Gross Additions
Shares	1,077,058	—	—	—	—	—	267,950
Cost	$21,608,001	$—	$—	$—	$—	$—	$1,901,311
Gross Deductions
Shares	—	304,625	—	372,150	122,250	—	—
Cost	$—	$4,496,765	$—	$8,646,497	$2,269,057	$—	$—
September 30, 2012 Balance
Shares	4,306,408	—	676,200	2,021,060	2,664,800	3,299,725	3,398,450
Cost	$94,446,508	$—	$37,018,622	$36,851,916	$43,321,605	$38,056,552	$47,327,405

Realized gain	$—	$4,379,395	$—	$8,948,095	$1,363,377	$—	$—

Investment income	$507,732	$—	$—	$772,208	$—	$—	$—

	LOGMEIN, INC.	OPNET TECHNOLOGIES, INC.	OXFORD INDUSTRIES, INC.	P.F. CHANG’S CHINA BISTRO, INC.	STRATASYS INC	WMS INDUSTRIES, INC.	TOTAL
March 31, 2012 Balance
Shares	—	—	955,825	1,918,000	1,323,750	3,304,525	—
Cost	$—	$—	$24,297,815	$63,948,120	$38,322,219	$60,742,586	$407,888,589
Gross Additions
Shares	662,000	277,500	32,950	—	—	—	—
Cost	$16,588,927	$7,172,266	$1,587,202	$—	$—	$—	$48,857,707
Gross Deductions
Shares	—	—	—	678,950	26,100	550,475	—
Cost	$—	$—	$—	$26,054,992	$913,046	$19,782,828	$62,163,185
September 30, 2012 Balance
Shares	1,893,450	1,405,650	988,775	—	1,297,650	—	—
Cost	$56,650,303	$43,131,277	$25,885,017	$—	$37,409,173	$—	$460,098,378

Realized gain (loss)	$—	$—	$—	$8,797,061	$962,578	$(8,846,893)	$15,603,613

Investment income	$—	$417,188	$286,748	$370,796	$—	$—	$2,354,672

*	As a result of the Buffalo China Fund and the Buffalo Small Cap Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.
(1)	Security is an affiliate due to decrease in the outstanding shares of the issuing company

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock’s outstanding securities).

8. OPTIONS WRITTEN:

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the six months ended September 30, 2012.

For additional information regarding derivative instruments and hedging activities of the Buffalo Flexible Income Fund please refer to Note 1.G to understand how and why the Buffalo Flexible Income Fund uses derivatives.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the six months ended September 30, 2012 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2012	3,526	$209,626
Options written	9,492	493,002
Options terminated in closing transaction	(500)	(44,891)
Options exercised	(2,170)	(99,356)
Options expired	(4,484)	(285,917)

Outstanding, September 30, 2012	5,864	$272,464

    Notes to Financial Statements

September 30, 2012 (Unaudited)

(Continued)

The following is a summary of the location of derivative investments on the Buffalo Flexible Income Fund’s Statement of Assets and Liabilities as of September 30, 2012:

DERIVATIVE INVESTMENT TYPE	VALUE
Liability Derivatives
Buffalo Flexible Income Fund Written Options — equity contracts	$ 330,277

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of September 30, 2012:

DERIVATIVE INVESTMENT TYPE	REALIZED GAIN ON OPTIONS
Liability Derivatives
Buffalo Flexible Income Fund Written Options — equity contracts	$ 275,027

DERIVATIVE INVESTMENT TYPE	CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON OPTIONS
Liability Derivatives
Buffalo Flexible Income Fund Written Options — equity contracts	$ (10,103)

9. FOREIGN INVESTMENT RISK:

When the Buffalo China Fund or the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo China Fund and the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings and your investment. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo China Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo China Fund’s assets at risk of total loss.

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments maybe less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

10. SUBSEQUENT EVENTS:

Management has evaluated the events and transactions that have occurred after September 30, 2012 and through the date the financial statements were issued. On November 16, 2012, the Board of Trustees of the Funds (the “Board”) approved a new Fund, the Buffalo Dividend Focus Fund, which will have an effective date of December 3, 2012. Also on November 16, 2012, the Board approved a reorganization of the Buffalo China Fund, which will merge into the Buffalo International Fund on or around January 25, 2013.

This report has been prepared for the information of the shareholders of the Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, 1-800-49-BUFFALO or at www.buffalofunds.com.

    Notice to Shareholders

September 30, 2012 (Unaudited)

A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment advisor, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

    Privacy Policy

This Privacy Policy has been adopted by the Buffalo Funds. The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by KCM, an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Personal Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701 1-800-492-8332

www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you. The Personal Information we collect will vary depending upon the product or service you select.

The following is a general list of the Personal Information. Not all of the Personal Information will be collected every time you do business with us.

Personal Information

•	Name

•	Address

•	Birthdate

•	Phone number

•	Social Security Number

•	E-mail address

•	Product-Related Personal Information

•	Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information. We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Personal Information from our web site and through other electronic means. We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us. If we do not share the Personal Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review. Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

BUFFALO FUNDS
1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer has reviewed and evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service providers.

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(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Buffalo Funds

By /s/ Kent W. Gasaway

 Kent W. Gasaway,

 President and Treasurer

Date 12/4/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kent W. Gasaway

 Kent W. Gasaway,

 President and Treasurer

Date 12/4/2012

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